Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 26 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH
  The Principal Financial Group      Jones & Blouch, L.L.P.
  Des Moines, Iowa 50392             Suite 405 West
                                     1025 Thomas Jefferson Street, N.W.
                                     Washington, DC 20007-0805


                    (Name and address of agent for service)
                                   ----------

It is  proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__   on December 30, 2002 pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:)

                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.








 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



             The date of this Prospectus is December 30, 2002.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................3
  LargeCap Blend Fund I .................................................4

  Partners LargeCap Growth Fund .........................................6

  Partners SmallCap Blend Fund ..........................................8

  Partners SmallCap Value Fund I........................................11


General Information

 The Costs of Investing................................................. 13

 Certain Investment Strategies and Related Risks........................ 14

 Management, Organization and Capital Structure......................... 18

 Pricing of Fund Shares................................................. 21

 Purchase of Fund Shares................................................ 22

 Redemption of Fund Shares.............................................. 22

 Exchange of Fund Shares................................................ 22

 Dividends and Distributions............................................ 22

 Fund Account Information............................................... 23

Additional Information..................................................24

Appendix A..............................................................25





2                                                Principal Investors Fund
                                                          1-800-547-7754

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. The Dreyfus Corporation ("Dreyfus")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Principal Global Investors LLC ("Principal")
.. Putnam Investment Management, Inc. ("Putnam")
  * Principal Management Corporation, Princor, Principal and Principal Life are members of the Principal Financial Group/(R)/.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

Because the Funds are new, performance information is not included in this Prospectus. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                3
www.principal.com

LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair-value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


4                                                Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................  0.60%     0.60%      0.60%      0.60%
 12b-1 Fees.......................  0.30      0.25       0.10       N/A
 Other Expenses* .................  0.45      0.32       0.28       0.26
                                              ----       ----       ----
     TOTAL FUND OPERATING EXPENSES  1.35%     1.17%      0.98%      0.86%
 * Other Expenses:
    Service Fee                     0.25%     0.17%      0.15%      0.15%
    Administrative Service Fee      0.20      0.15       0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $137  $428  $739  $1,624
 ADVISORS PREFERRED CLASS                                                               119   372   644   1,420
 SELECT CLASS                                                                           100   312   542   1,201
 PREFERRED CLASS                                                                         88   274   477   1,061



Principal Investors Fund                                                5
www.principal.com

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor, Putnam, believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. Putnam invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including ADRs, at the time of purchase.


In selecting securities for investment, Putnam considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earning, cash flows and dividends when deciding whether to buy or sell stocks for the Fund.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells
Fund shares when their value is less than the price the investor paid, the investor will lose money.

Any investment carries with it some level or risk that generally reflects its potential for reward. The main risks that could adversely affect the Fund's value and total return on investment are as follows:
.. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance including both general financial market conditions and factors related to a specific company or industry.
.. The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which Putnam invests perform. The market as a whole may not favor the types of investments made.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


In addition to the main investment strategies described above, Putnam may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the SAI.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


6                                                Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                         ADVISOR   ADVISORS
                                            S      PREFERRE          PREFERRE D
                                          SELECT      D      SELECT    CLASS
                                          CLASS     CLASS    CLASS
 Management Fees.......................   1.00%     1.00%    1.00%     1.00%
 12b-1 Fees............................   0.30      0.25     0.10       N/A
 Other Expenses* ......................   0.45      0.32     0.28      0.26
                                          ----      ----     ----      ----
          TOTAL FUND OPERATING EXPENSES   1.75%     1.57%    1.38%     1.26%
 * Other Expenses:
    Service Fee                           0.25%     0.17%    0.15%     0.15%
    Administrative Service Fee            0.20      0.15     0.13      0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523



Principal Investors Fund                                                7
www.principal.com

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's SmallCap 600 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Dreyfus, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that my be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


The Fund may overweight certain market sectors, which may cause the Fund's performance to be more sensitive to developments affecting those sectors.


By investing in a mix of growth and value companies, the Fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Growth companies are expected to increase their revenues or earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


The Fund may purchase securities of companies in initial public offerings
(IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. As a Fund's asset base increases, IPOs often have a diminished effect on performance.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under perform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized


8                                                Principal Investors Fund
                                                          1-800-547-7754
companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                                9
www.principal.com

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................  1.00      1.00       1.00       1.00
 12b-1 Fees.......................  0.30      0.25       0.10       N/A
 Other Expenses* .................  0.45      0.32       0.28       0.26
                                    ----      ----       ----       ----
     TOTAL FUND OPERATING EXPENSES  1.75      1.57       1.38       1.26
 * Other Expenses:
    Service Fee                     0.25%     0.17%      0.15%      0.15%
    Administrative Service Fee      0.20      0.15       0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523



10                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. These characteristics are above average dividend yield and below average price to earnings (P/E) ratios. Up to 10% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Fund will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Fund.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:
.. securities of smaller companies. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
.. unseasoned issuers. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
.. foreign securities. These have risks that are not generally found in securities of U.S. companies. For example, the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. The Fund is not designed for investors seeking income or conservation of capital. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


Principal Investors Fund                                               11
www.principal.com

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                         ADVISOR   ADVISORS
                                            S      PREFERRE          PREFERRE D
                                          SELECT      D      SELECT    CLASS
                                          CLASS     CLASS    CLASS
 Management Fees.......................   1.00%     1.00%    1.00%     1.00%
 12b-1 Fees............................   0.30      0.25     0.10       N/A
 Other Expenses* ......................   0.45      0.32     0.28      0.26
                                          ----      ----     ----      ----
          TOTAL FUND OPERATING EXPENSES   1.75%     1.57%    1.38%     1.26%
 * Other Expenses:
    Service Fee                           0.25%     0.17%    0.15%     0.15%
    Administrative Service Fee            0.20      0.15     0.13      0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523



12                                               Principal Investors Fund
                                                          1-800-547-7754

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Preferred and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


Principal Investors Fund                                               13
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

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).


14                                               Principal Investors Fund
                                                          1-800-547-7754

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES

The Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or


Principal Investors Fund                                               15
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


performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES

Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


16                                               Principal Investors Fund
                                                          1-800-547-7754

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed


Principal Investors Fund                                               17
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

adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Funds as they are new.



Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency


18                                               Principal Investors Fund
                                                          1-800-547-7754
services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Financial Corporation. As of October 31, 2002, Dreyfus managed 205 portfolios with approximately $190 billion in investment company assets.

                                        DAY-TO-DAY
           FUND                         ACCOUNT MANAGEMENT
           ----                         ------------------
           Partners SmallCap Blend      Ronald P. Gala
                                        Mark W. Sikorski





RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity Associates LLP. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in finance from the University of Pittsburgh and his BS in business administration from Duquesne University.



MARK W, SIKORSKI, CFA . Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in finance from the University of Bridgeport and his BS in electrical engineering from Duke University.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2001, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $600 billion.

                                        DAY-TO-DAY
           FUND                         ACCOUNT MANAGEMENT
           ----                         ------------------
           Partners SmallCap Value I    Christopher T. Blum




CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his B.B.A. in finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.


Principal Investors Fund                                               19
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


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Assets under management as of September 30, 2002 exceeded $92 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Blend I             Mustafa Sagun




MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


SUB-ADVISOR: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of October 31, 2002, Putnam managed $248.6 billion in assets firm wide.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Tony H. Elavia
                                        Brian O'Toole
                                        Eric Wetlaufer





TONY H. ELAVIA, PH.D - TEAM MEMBER . Dr. Elavia is Managing Director and Senior Portfolio Manager in the Large Cap Growth team. Dr. Elavia joined Putnam in 1999. He has 14 years of investment experience. Dr. Elavia earned his B.Com degree in Accounting and M.A. in Economics from the University of Baroda, India. He also received a Ph.D. from the University of Houston.



BRIAN O'TOOLE - TEAM LEADER . Mr. O'Toole is Managing Director and Chief Investment Officer for the LargeCap Growth team. He joined Putnam in 2002. Mr. O'Toole has 16 years of investment experience. Prior to joining Putnam, he was Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management. Mr. O'Toole has a B.A. from Saint Mary's College in Orchard Lake, Michigan.



ERIC M. WETLAUFER, CFA - TEAM MEMBER . Mr. Wetlaufer is Managing Director and Co-Chief Investment Officer of the Specialty Growth team. He joined Putnam in 1997. Mr. Wetlaufer has each the Chartered Financial Analyst designation and has 16 years of investment experience. He received a B.A. from Wesleyan University.


20                                               Principal Investors Fund
                                                          1-800-547-7754

DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Funds with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The LargeCap Blend Fund I has entered into an agreement with the Manager under which the Fund will pay the Manager 0.60% (an annual rate calculated as a percentage of the average daily net assets). Each of the other Funds have entered into agreements with the Manager under which the Fund will pay the Manager 1.00% (an annual rate calculated as a percentage of the average daily net assets).

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Growth, Partners SmallCap Blend, and Partners SmallCap Value I Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.


Principal Investors Fund                                               21
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


.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Funds have a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to a Fund any day the NYSE is open. For more information about how to sell shares of a Fund, including any charges that a plan may impose, please consult the plan.

The Funds generally send payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS


The Funds pay its net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date, December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


22                                               Principal Investors Fund
                                                          1-800-547-7754

Dividends and capital gain payments are automatically reinvested back into additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


Principal Investors Fund                                               23
www.principal.com

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated December 30, 2002 and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-
7754.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in the Fund.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


24                                               Principal Investors Fund
                                                          1-800-547-7754

 APPENDIX A - PERFORMANCE RESULTS


The Funds are new and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of the Sub-Advisor in managing similar accounts and does not represent the performance of any Fund. If actual Fund performance was available, sub-advisor composite performance would not be displayed.


"Composite performance" is shown for the Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of the Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisor and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of the Fund or the Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Principal Investors Fund                                               25
www.principal.com

APPENDIX A - PERFORMANCE RESULTS


                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
LARGECAP BLEND FUND I
ADVISORS SELECT/
//(1)/                     N/A     N/A     N/A    N/A    N/A    N/A
LARGECAP BLEND FUND I
ADVISORS PREFERRED
/(1)/                      N/A     N/A     N/A    N/A    N/A    N/A
LARGECAP BLEND FUND I
SELECT/ //(1)/             N/A     N/A     N/A    N/A    N/A    N/A
LARGECAP BLEND FUND I
PREFERRED/ //(1)/          N/A     N/A     N/A    N/A    N/A    N/A
Invista Large Cap
Blend Composite         -30.83  -24.68  -18.43  -6.81    N/A                -17.50
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62   8.99                -11.88
 Morningstar Large
 Blend Category         -26.36  -18.99  -11.51  -2.53   7.83                -13.68

PARTNERS LARGECAP
GROWTH FUND ADVISORS
SELECT/ //(1)/             N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS LARGECAP
GROWTH FUND ADVISORS
PREFERRED/ //(1)/          N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS LARGECAP
GROWTH FUND SELECT/
//(1)/                     N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS LARGECAP
GROWTH FUND PREFERRED/
//(1)/                     N/A     N/A     N/A    N/A    N/A    N/A
Putnam LargeCap Growth
Composite               -30.49  -23.19  -14.75  -3.13    N/A                -23.03
 Russell 1000 Growth
 Index                  -32.70  -22.50  -19.59  -4.87   6.69                -20.42
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62   8.99                -11.88
 Morningstar Large
 Growth Category        -30.93  -21.11  -16.65  -3.89   6.60                -23.63

PARTNERS SMALLCAP
BLEND FUND ADVISORS
SELECT/ (1)/               N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS SMALLCAP
BLEND FUND ADVISORS
PREFERRED/ (1)/            N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS SMALLCAP
BLEND FUND SELECT/
(1)/                       N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS SMALLCAP
BLEND FUND PREFERRED/
(1)/                       N/A     N/A     N/A    N/A    N/A    N/A
Dreyfus-Mellon
SmallCap Blend                                                          -
Composite                   XX      XX      XX     XX     XX
 Russell 2000 Index     -25.09   -9.30   -4.10  -3.19   8.01                  2.49
 Morningstar Small
 Blend Category         -20.29   -5.12    2.62  -0.56   8.52                  8.41

PARTNERS SMALLCAP
VALUE FUND I ADVISORS
SELECT/ (1)/               N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS SMALLCAP
VALUE FUND I ADVISORS
PREFERRED/ (1)/            N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS SMALLCAP
VALUE FUND I SELECT/
(1)/                       N/A     N/A     N/A    N/A    N/A    N/A
PARTNERS SMALLCAP
VALUE FUND I
PREFERRED/ (1)/            N/A     N/A     N/A    N/A    N/A    N/A
JP Morgan SmallCap
Value Composite         -10.92    2.37    7.62   3.99    N/A                  8.51
 Russell 2000 Value
 Index                  -15.57   -1.45    6.28   2.08  11.70                 14.02
 Morningstar Small
 Value Category         -15.52   -1.09    6.78   1.64  10.91                 17.31

 /(1)/ Fund's
 inception 12/30/2002

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
LARGECAP BLEND FUND I
ADVISORS SELECT/
//(1)/
LARGECAP BLEND FUND I
ADVISORS PREFERRED
/(1)/
LARGECAP BLEND FUND I
SELECT/ //(1)/
LARGECAP BLEND FUND I
PREFERRED/ //(1)/
Invista Large Cap       -12.12   9.57  24.70  29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large       -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND ADVISORS
SELECT/ //(1)/
PARTNERS LARGECAP
GROWTH FUND ADVISORS
PREFERRED/ //(1)/
PARTNERS LARGECAP
GROWTH FUND SELECT/
//(1)/
PARTNERS LARGECAP
GROWTH FUND PREFERRED/
//(1)/
Putnam LargeCap Growth  -17.38  55.28  23.17  25.20  12.07  39.34  -0.05  17.96
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large      -14.09  39.72  33.56  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS SMALLCAP
BLEND FUND ADVISORS
SELECT/ (1)/
PARTNERS SMALLCAP
BLEND FUND ADVISORS
PREFERRED/ (1)/
PARTNERS SMALLCAP
BLEND FUND SELECT/
(1)/
PARTNERS SMALLCAP
BLEND FUND PREFERRED/
(1)/
Dreyfus-Mellon
SmallCap Blend
Composite
 Russell 2000 Index      -3.02  21.26  -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84  18.18  -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

PARTNERS SMALLCAP
VALUE FUND I ADVISORS
SELECT/ (1)/
PARTNERS SMALLCAP
VALUE FUND I ADVISORS
PREFERRED/ (1)/
PARTNERS SMALLCAP
VALUE FUND I SELECT/
(1)/
PARTNERS SMALLCAP
VALUE FUND I
PREFERRED/ (1)/
JP Morgan SmallCap       22.45   4.56  -4.78
Value Composite
 Russell 2000 Value      22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98   4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

 /(1)/ Fund's
 inception 12/30/2002

                        ----------------------------------------------------------------






26                                                        FUNDNAMEFOOTER
                                                             PHONE NUMBER

IMPORTANT NOTES TO THE APPENDIX


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.





FUNDNAMEFOOTER                                                        27
www.principal.com

28                                                        FUNDNAMEFOOTER
                                                             PHONE NUMBER

                         PRINCIPAL INVESTORS FUND, INC.



                         PARTNERS LARGECAP GROWTH FUND


 This Prospectus describes a mutual fund organized by Principal Life Insurance
    Company/(R) /("Principal Life"). The Sub-Advisor for the Fund is Putnam
                     Investment Management, LLC ("Putnam").



             The date of this Prospectus is December 30, 2002.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Class J shares of the Fund are available through this Prospectus. This class is currently available only through registered representatives of:
.. Princor Financial Services Corporation ("Princor")* who are also employees of
  Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations; and
.. selected broker/dealers selling Class J shares in conjunction with the Principal Income IRA.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

For more information about Class J shares of the Fund, please call the Connection at 1-800-247-8000, extension 411.


In the description for the Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how the Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, this is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of the Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


The Fund is designed to be a portion of an investor's portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
Because the Fund is new, no performance information is included in this Prospectus. To obtain performance information for the Fund at the end of its first calendar quarter, contact us at www.principal.com or call 1-800-547-7754. Remember that a Fund's past performance in not an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The annual operating expenses for the Fund are deducted from the Fund's assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year. A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, the Fund, Principal Management Corporation (the "Manager") or any Sub-Advisor.
.. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


2                                                Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor, Putnam, believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. Putnam invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including ADRs, at the time of purchase.


In selecting securities for investment, Putnam considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earning, cash flows and dividends when deciding whether to buy or sell stocks for the Fund.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Any investment carries with it some level or risk that generally reflects its potential for reward. The main risks that could adversely affect the Fund's value and total return on investment are as follows:
.. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance including both general financial market conditions and factors related to a specific company or industry.
.. The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which Putnam invests perform. The market as a whole may not favor the types of investments made.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


In addition to the main investment strategies described above, Putnam may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the SAI.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


Principal Investors Fund                                                3
www.principal.com

As the inception date of the Fund is December 30, 2002, no historical performance data is available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................         1.00%
 12b-1 Fees............................         0.50
 Other Expenses........................         2.03
                                                ----
          TOTAL FUND OPERATING EXPENSES         3.53%
  The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.95%.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                                                                      IF YOU SELL YOUR SHARES              IF YOU DO
                                                                                                                           NOT SELL
 --------------------------------------------------------------------------------------------------------------------------  YOUR
                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES SHARES
                                                                                                                           ---------
                                                                                     1         3         5        10           1  10
    ----------------------------------------------------------------------------   -----   -------   -------   -------   --   ----<C
 CLASS J                                                                         $457    $1,083    $1,831    $3,801        $356 $1,0




4                                                Principal Investors Fund
                                                          1-800-247-4123

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.

The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out program (SAFO);
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
.. that were purchased through the Principal Income IRA.

There is no sales charge on shares purchased with reinvested dividends or other distributions. A redemption fee of 1.00% is charged on redemptions of $50,000 or more if the shares were purchased within 30 days of the redemption. An exchange fee of 1.00% is charged on exchanges of $50,000 or more among the Principal Investors Funds if the shares were purchased within 30 days of the exchange. Both the redemption and the exchange fees are calculated as a percentage of market value at the time the shares are exchanged.

The Fund does not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of the Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Currently, the state registration fees have a dramatic impact on the Class J share expense ratios due to the low level of Fund assets. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for the Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company' products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
The Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest. The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

CURRENCY CONTRACTS
The Fund may enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. The Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the


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transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
The Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. The Fund may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
The Fund may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

DERIVATIVES
To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment; and .. the counterparty may fail to perform its obligations.

FOREIGN SECURITIES
The Fund may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although the Fund seeks the most favorable net results on its portfolio transactions.


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Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If the Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, the Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for the Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of the Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed


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adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Fund may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Fund may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Fund may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Fund as it is new.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.


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The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed a contract with a Sub-Advisor under which the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for the Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of October 31, 2002, Putnam managed $248.6 billion in assets firm wide.

Day-to-day portfolio management of the Fund is performed by:


TONY H. ELAVIA, PH.D - TEAM MEMBER . Dr. Elavia is Managing Director and Senior Portfolio Manager in the Large Cap Growth team. Dr. Elavia joined Putnam in 1999. He has 14 years of investment experience. Dr. Elavia earned his B.Com degree in Accounting and M.A. in Economics from the University of Baroda, India. He also received a Ph.D. from the University of Houston.



BRIAN O'TOOLE - TEAM LEADER . Mr. O'Toole is Managing Director and Chief Investment Officer for the LargeCap Growth team. He joined Putnam in 2002. Mr. O'Toole has 16 years of investment experience. Prior to joining Putnam, he was Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management. Mr. O'Toole has a B.A. from Saint Mary's College in Orchard Lake, Michigan.



ERIC M. WETLAUFER, CFA - TEAM MEMBER . Mr. Wetlaufer is Managing Director and Co-Chief Investment Officer of the Specialty Growth team. He joined Putnam in 1997. Mr. Wetlaufer has each the Chartered Financial Analyst designation and has 16 years of investment experience. He received a B.A. from Wesleyan University.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The Fund has entered into an agreement with the Manager under which the Fund will pay the Manager 1.00% (an annual rate calculated as a percentage of the average daily net assets).

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with the Sub-Advisor without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.


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The Manager will continue to have the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. The Fund has received the necessary shareholder approval and intend to rely on the order.


The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Fund has received the necessary shareholder approval and intends to rely on the order.


PRICING OF FUND SHARES


The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;
.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and


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.. other required information.

Each Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The minimum investment applies on a Fund level, not on the total investment being made.
.. Minimums are waived for accounts set up under the SAFO program.

..


To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


INVEST BY MAIL
.. Send a check and completed application to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780

.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:

.. Phone orders are not available for qualified accounts.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Call Principal Investors Fund for an account number and wiring instructions.

.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo Bank Iowa, N.A.
   Des Moines, Iowa 50309
   ABA No.: 073000228

   For credit to: Principal Investors Fund, Inc. - Partners LargeCap Growth Fund

   Account No.: 3000499968

   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee).


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.. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN

Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo Bank Iowa, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780

SET UP A DIVIDEND RELAY

.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors
  Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or

  . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).

.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when both the NYSE and the Federal Reserve are open for normal business.


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Your request for a distribution from your 403(b) account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Investors Fund at P.O. Box 10423, Des Moines, Iowa 50309.

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEE . The Fund will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner(s) of the account to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b)s and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.


14                                               Principal Investors Fund
                                                          1-800-247-4123

  * The Funds and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Funds will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Funds may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.


PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions.

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund.
.. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $50,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

..


You may exchange shares by:

.. calling us, if you have telephone privileges on the account.
.. sending a written request to:

   Principal Investors Fund


Principal Investors Fund                                               15
www.principal.com

   P. O. Box 10423
   Des Moines, Iowa 50306-9780
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

Automatic exchange election
---------------------------

This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. In addition, in order to limit excessive exchange activity and otherwise to promote the best interests of a fund, each Fund, except the Money Market Fund, imposes a fee on exchanges of $30,000 or more of shares acquired within 30 days of the date of the exchange. The fee is equal to 1.00% of the total amount of the exchange (calculated at market value). The fee is paid to the Fund and is intended to offset the trading cost; market impact and other costs associated with short-term money movement in and out of a fund.


16                                               Principal Investors Fund
                                                          1-800-247-4123

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors

Fund available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


DIVIDENDS AND DISTRIBUTIONS


You can authorize dividends and capital gains to be reinvested in additional shares of the Fund making the distribution, invested in other Principal Investors Funds or paid in cash.

The Fund pays its net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.





Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


STATEMENTS

You will receive quarterly statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;


Principal Investors Fund                                               17
www.principal.com

  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, Principal Residential Mortgage, Inc. or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction servicesand/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want


18                                               Principal Investors Fund
                                                          1-800-247-4123
to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.


Principal Investors Fund                                               19
www.principal.com

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated December 30, 2002 and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-
4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in the Fund.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


20                                               Principal Investors Fund
                                                          1-800-247-4123

 APPENDIX A - PERFORMANCE RESULTS


The Fund is new and have no historical performance data. The following table sets forth historical information about client accounts managed by the Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of the Sub-Advisor in managing similar accounts and does not represent the performance of any Fund. If actual Fund performance was available, sub-advisor composite performance would not be displayed.


"Composite performance" is shown for the Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of the Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisor and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of the Fund or the Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


FUNDNAMEFOOTER                                                        21
www.principal.com

APPENDIX A - PERFORMANCE RESULTS


                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND CLASS J/
//(1)/                     N/A     N/A     N/A    N/A   N/A     N/A
Putnam LargeCap Growth
Composite               -30.49  -23.19  -14.75  -3.13   N/A                 -23.03
 Russell 1000 Growth
 Index                  -32.70  -22.50  -19.59  -4.87  6.69                 -20.42
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Morningstar Large
 Growth Category        -30.93  -21.11  -16.65  -3.89  6.60                 -23.63

/(1)/ Fund's inception
12/30/2002

                        -----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ---------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND CLASS J/
//(1)/
Putnam LargeCap Growth  -17.38  55.28  23.17  25.20  12.07  39.34  -0.05  17.96
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90   5.00
 Index
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Morningstar Large      -14.09  39.72  33.58  25.00  18.95  32.27  -2.32  10.31   5.83
 Growth Category

/(1)/ Fund's inception
12/30/2002

                        ---------------------------------------------------------------






22                                                        FUNDNAMEFOOTER
                                                             PHONE NUMBER

IMPORTANT NOTES TO THE APPENDIX


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


FUNDNAMEFOOTER                                                        23
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

                         PRINCIPAL INVESTORS FUND, INC.




                            INSTITUTIONAL CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



             The date of this Prospectus is December 30, 2002.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................
  LargeCap Blend Fund I .................................................

  Partners LargeCap Growth Fund .........................................

  Partners SmallCap Blend Fund ..........................................

  Partners SmallCap Value Fund I........................................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

Additional Information..................................................

Appendix A..............................................................




2                                                Principal Investors Fund
                                                          1-800-547-7754

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. The Dreyfus Corporation ("Dreyfus")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Principal Global Investors LLC ("Principal")
.. Putnam Investment Management, Inc. ("Putnam")
  * Principal Management Corporation, Princor, Principal and Principal Life are members of the Principal Financial Group/(R)/.


INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. Eligible purchasers are limited to separate accounts of The Principal, The Principal or any of its subsidiaries or affiliates and funds distributed by Princor Financial Services Corporation ("Princor") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds. The Board of Directors reserves the right to broaden or limit this designation of eligible purchasers.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

Because the Funds are new, performance information is not included in this Prospectus. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:



Principal Investors Fund                                                3
www.principal.com

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4                                                Principal Investors Fund
                                                          1-800-547-7754

LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair-value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                                5
www.principal.com

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.60%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      0.60%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $61   $192  $335  $750



6                                                Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor, Putnam, believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. Putnam invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including ADRs, at the time of purchase.


In selecting securities for investment, Putnam considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earning, cash flows and dividends when deciding whether to buy or sell stocks for the Fund.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells
Fund shares when their value is less than the price the investor paid, the investor will lose money.

Any investment carries with it some level or risk that generally reflects its potential for reward. The main risks that could adversely affect the Fund's value and total return on investment are as follows:
.. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance including both general financial market conditions and factors related to a specific company or industry.
.. The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which Putnam invests perform. The market as a whole may not favor the types of investments made.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


In addition to the main investment strategies described above, Putnam may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the SAI.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


Principal Investors Fund                                                7
www.principal.com

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



8                                                Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's SmallCap 600 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Dreyfus, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that my be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


The Fund may overweight certain market sectors, which may cause the Fund's performance to be more sensitive to developments affecting those sectors.


By investing in a mix of growth and value companies, the Fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Growth companies are expected to increase their revenues or earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


The Fund may purchase securities of companies in initial public offerings
(IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. As a Fund's asset base increases, IPOs often have a diminished effect on performance.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under perform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized


Principal Investors Fund                                                9
www.principal.com
companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


10                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               11
www.principal.com

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. These characteristics are above average dividend yield and below average price to earnings (P/E) ratios. Up to 10% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Fund will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Fund.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:
.. securities of smaller companies. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
.. unseasoned issuers. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
.. foreign securities. These have risks that are not generally found in securities of U.S. companies. For example, the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. The Fund is not designed for investors seeking income or conservation of capital. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


12                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               13
www.principal.com

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Institutional Class of the Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


14                                               Principal Investors Fund
                                                          1-800-547-7754

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).


Principal Investors Fund                                               15
www.principal.com

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES

The may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or


16                                               Principal Investors Fund
                                                          1-800-547-7754
performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES

Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Principal Investors Fund                                               17
www.principal.com

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed


18                                               Principal Investors Fund
                                                          1-800-547-7754
adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Funds as they are new.



Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.


Principal Investors Fund                                               19
www.principal.com

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Financial Corporation. As of October 31, 2002, Dreyfus managed 205 portfolios with approximately $190 billion in investment company assets.

                                        DAY-TO-DAY
           FUND                         ACCOUNT MANAGEMENT
           ----                         ------------------
           Partners SmallCap Blend      Ronald P. Gala
                                        Mark W. Sikorski





RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity Associates LLP. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in finance from the University of Pittsburgh and his BS in business administration from Duquesne University.



MARK W, SIKORSKI, CFA . Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in finance from the University of Bridgeport and his BS in electrical engineering from Duke University.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2001, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $600 billion.

                                        DAY-TO-DAY
           FUND                         ACCOUNT MANAGEMENT
           ----                         ------------------
           Partners SmallCap Value I    Christopher T. Blum




CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his B.B.A. in finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.


20                                               Principal Investors Fund
                                                          1-800-547-7754

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Assets under management as of September 30, 2002 exceeded $92 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.


MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


SUB-ADVISOR: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of October 31, 2002, Putnam managed $248.6 billion in assets firm wide.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Tony H. Elavia
                                        Brian O'Toole
                                        Eric Wetlaufer





TONY H. ELAVIA, PH.D - TEAM MEMBER . Dr. Elavia is Managing Director and Senior Portfolio Manager in the Large Cap Growth team. Dr. Elavia joined Putnam in 1999. He has 14 years of investment experience. Dr. Elavia earned his B.Com degree in Accounting and M.A. in Economics from the University of Baroda, India. He also received a Ph.D. from the University of Houston.



BRIAN O'TOOLE - TEAM LEADER . Mr. O'Toole is Managing Director and Chief Investment Officer for the LargeCap Growth team. He joined Putnam in 2002. Mr. O'Toole has 16 years of investment experience. Prior to joining Putnam, he was Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management. Mr. O'Toole has a B.A. from Saint Mary's College in Orchard Lake, Michigan.



ERIC M. WETLAUFER, CFA - TEAM MEMBER . Mr. Wetlaufer is Managing Director and Co-Chief Investment Officer of the Specialty Growth team. He joined Putnam in 1997. Mr. Wetlaufer has each the Chartered Financial Analyst designation and has 16 years of investment experience. He received a B.A. from Wesleyan University.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Funds with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.


Principal Investors Fund                                               21
www.principal.com

FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to each Sub-Advisor. Each Fund has entered into an agreement with the Manager under which the LargeCap Blend Fund I will pay the Manager 0.60% (an annual rate calculated as a percentage of the average daily net assets) and the other Funds will each pay the Manager 1.00% (an annual rate calculated as a percentage of the average daily net assets).

Each Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with the Sub-Advisor without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of each Fund due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. The Partners LargeCap Growth Fund, the Partners SmallCap Blend Fund and the Partners SmallCap Value Fund I have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.


REDEMPTION OF FUND SHARES

Each Fund sells its shares upon request. There is no charge for the sale. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law


22                                               Principal Investors Fund
                                                          1-800-547-7754

EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS


The Funds pay its net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date, the payment date for the Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividends and capital gain payments are automatically reinvested back into additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


FUND ACCOUNT INFORMATION


RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


Principal Investors Fund                                               23
www.principal.com

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated December 30, 2002 and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-
7754.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in the Fund.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


24                                               Principal Investors Fund
                                                          1-800-547-7754

 APPENDIX A - PERFORMANCE RESULTS


The Funds are new and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund. If actual Fund performance was available, sub-advisor composite performance would not be displayed.


"Composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially each Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by each Sub-Advisor and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of the Fund or the Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Principal Investors Fund                                               25
www.principal.com

PERFORMANCE RESULTS


                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
LARGECAP BLEND FUND I
INSTITUTIONAL/(1)/         N/A     N/A     N/A    N/A    N/A    N/A
Invista Large Cap
Blend Composite         -30.83  -24.68  -18.43  -6.81    N/A                -17.50
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62   8.99                -11.88
 Morningstar Large
 Blend Category         -26.36  -18.99  -11.51  -2.53   7.83                -13.68

PARTNERS LARGECAP
GROWTH FUND
INSTITUTIONAL/(1)/         N/A     N/A     N/A    N/A    N/A    N/A
Putnam LargeCap Growth
Composite               -30.49  -23.19  -14.75  -3.13    N/A                -23.03
 Russell 1000 Growth
 Index                  -32.70  -22.50  -19.59  -4.87   6.69                -20.42
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62   8.99                -11.88
 Morningstar Large
 Growth Category        -30.93  -21.11  -16.65  -3.89   6.60                -23.63

PARTNERS SMALLCAP
BLEND FUND
INSTITUTIONAL/(1)/         N/A     N/A     N/A    N/A    N/A    N/A
Dreyfus-Mellon
SmallCap Blend                                                          -
Composite
 Russell 2000 Index     -25.09   -9.30   -4.10  -3.19   8.01                  2.49
 Morningstar Small
 Blend Category         -20.29   -5.12    2.62  -0.56   8.52                  8.41

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL/(1)/         N/A     N/A     N/A    N/A    N/A    N/A
JP Morgan Small Cap
Value Composite         -10.92    2.37    7.62   3.99    N/A                  8.51
 Russell 2000 Value
 Index                  -15.57   -1.45    6.28   2.08  11.70                 14.02
 Morningstar Small
 Value Category         -15.52   -1.09    6.78   1.64  10.91                 17.31

 /(1)/ Fund's
 inception 12/30/2002
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
LARGECAP BLEND FUND I
INSTITUTIONAL/(1)/
Invista Large Cap       -12.12   9.57  24.70  29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large       -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND
INSTITUTIONAL/(1)/
Putnam LargeCap Growth  -17.38  55.28  23.17  25.20  12.07  39.34  -0.05  17.96
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large      -14.09  39.72  33.56  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS SMALLCAP
BLEND FUND
INSTITUTIONAL/(1)/
Dreyfus-Mellon
SmallCap Blend
Composite
 Russell 2000 Index      -3.02  21.26  -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84  18.18  -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL/(1)/
JP Morgan Small Cap      22.45   4.56  -4.78
Value Composite
 Russell 2000 Value      22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98   4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

 /(1)/ Fund's
 inception 12/30/2002






26                                               Principal Investors Fund
                                                             PHONE NUMBER

IMPORTANT NOTES TO THE APPENDIX


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.





Principal Investors Fund                                               27
www.principal.com

                         PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION






                            dated December 30, 2002


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated December 30, 2002, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2002, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-0200

The prospectuses for Class J shares, Select, Preferred, Advisors Select and Advisors Preferred share classes may be viewed on our web site at www.principal.com.


Principal Investors Fund                                                1
www.principal.com

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Multiple Class Structure................................................

Brokerage Allocation and Other Practices................................

Purchase, Redemption, and Pricing of Shares

Taxation of the Funds...................................................

Calculation of Performance Data.........................................

General Information.....................................................

Financial Statements....................................................

Appendix A..............................................................



2                                                Principal Investors Fund
                                                          1-800-547-7754

FUND HISTORY


The Principal Investors Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund effective September 14, 2000.


The Fund consists of multiple diversified investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team.


The date of organization of the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds is September 26, 2002. The date of organization of the Preferred Securities Fund is April 17, 2002. The date of organization of the Capital Preservation Fund is March 14, 2001. The date of organization of the LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income (referred to herein as the "Principal LifeTime" Funds), Partners MidCap Blend and Partners SmallCap Value Funds is December 13, 2000. The date of organization of the other Funds is September 14, 2000.


At the meeting of the Directors held on September 9, 2002, the name of the LargeCap Blend Fund was changed to Partners LargeCap Blend Fund I.


The Preferred Securities Fund only offers Institutional Class shares. The LargeCap Blend I, Partners SmallCap Blend and Partners SmallCap Value I Funds each offers Institutional Class, Preferred, Select, Advisors Preferred and Advisors Select Class shares. Each of the other Funds offers these classes of shares, as well as Class J shares, each class with different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


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FUND INVESTMENT LIMITATIONS
Balanced, Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value, Partners SmallCap Value I, Preferred Securities, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value and SmallCap S&P 600 Index Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:


4                                                Principal Investors Fund
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 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (35% for Preferred Securities) of its assets in foreign securities, except that the International I, International II, International Emerging Markets and International SmallCap Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government Securities may not invest in foreign securities.

 5) Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
  (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets. This restriction does not apply to the Partners LargeCap Blend, Partners SmallCap Growth II and Preferred Securities Funds.

 6) Invest more than 5% of its total assets in real estate limited partnership interests.

 7) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Each Fund (except the Balanced, Capital Preservation, International I, International II and International Emerging Markets Funds) has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.


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

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

SECURITY SELECTION

LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600  Index Funds
------------------------------------------------------------------------------

Principal Global Investors, LLC ("Principal") allocates Fund assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid. In addition, Principal may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Partners LargeCap Growth
------------------------
Putnam Investment Management, LLC ("Putnam") believes successful growth investing depends upon identifying growth prospects for companies ahead of consensus thinking, and determining whether the current stock price reflects that insight. Putnam's universe of growth stocks includes two types of companies
- Opportunity and Foundation - each with unique attributes and risk and return characteristics. An experienced team of dedicated growth investors focused on identifying, researching, and investing in the best Opportunity and Foundation stocks gives Putnam a competitive advantage that allows them to outperform the market over the long-term. To identify the most attractive Opportunity Stocks, the portfolio managers rely heavily on Putnam's proprietary fundamental research produced by the analysts that make up the Global Equity Research (GER) and Specialty Growth groups. In addition, portfolio managers have access to the output of proprietary quantitative models that rank every stock in their universe on characteristics shown to be predictive of future outperformance - namely valuations, quality and revisions. Applying Putnam's proprietary fundamental and quantitative research insights in a systematic manner to a broader universe of stocks, the investment management team identifies the most attractive Foundation stocks. Like Opportunity Stocks, these stocks will have strong earnings growth, but an increased focus is applied to earnings quality and valuation, such that the set of Foundation Stocks enhances the Fund's performance consistency. When the initial selections of both Opportunity and Foundation stocks are determined, the portfolio team meets to challenge each other's assumptions and to analyze the portfolio's overall characteristics. The portfolio of Opportunity and Foundation stocks reflect investment themes integrated by the seasoned judgment of the portfolio management team as a whole. The team employs quantitative analysis (examining sector and BARRA risk factor exposures) together with qualitative analysis (which draws on each portfolio manager's unique experience and insight). The resulting portfolio of 225-350 stocks represents a group of growth companies with strong prospects for stable growth at attractive prices.


6                                                Principal Investors Fund
                                                          1-800-547-7754
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Partners LargeCap Growth I and Partners MidCap Blend
--------------------------------------------------------
Morgan Stanley Asset Management ("Morgan Stanley") follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for Partners LargeCap Growth I and Partners MidCap Blend, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

Partners MidCap Growth
----------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

Partners SmallCap Blend
-----------------------
The Dreyfus Corporation ("Dreyfus") uses valuations models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Dreyfus, constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell Midcap Growth Index, but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Preferred Securities
--------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features.

Partners SmallCap Value
---------------------------
Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Index economic sectors to control risk.

Selections of equity securities for the other Funds (except the Partners MidCap Value Fund and Partners SmallCap
Growth Fund I) are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors


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  as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

Partners MidCap Value and Partners SmallCap Growth I
----------------------------------------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the same three basic steps but may utilize these same steps in reverse order.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15%of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
The International I, International II, International Emerging Markets and International SmallCap Funds may each invest up to 100% of its assets in foreign securities. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may each invest in foreign securities to the extent that the relevant index is so invested. The Preferred Securities Fund may invest up to 35% of its assets in securities of foreign investors. The other Funds may each invest up to 25% of its assets in securities of foreign issuers.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


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Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial


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

information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

High-Yield/High-Risk Bonds
--------------------------
The Balanced, Bond & Mortgage Securities and Preferred Securities Funds each may invest a portion of its assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Balanced, Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality
Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities,
Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond,
High Quality Short-Term Bond and Preferred Securities Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.


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In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Zero-coupon securities
----------------------
The Funds may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
-----------
Each Fund may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


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The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund sets up a separate account with the Custodian to place foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements
--------------------------------------------
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is


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less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


When-Issued and Delayed Delivery Securities
-------------------------------------------
Each of the Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuations that involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Fund only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Fund also establishes a segregated account with its custodian bank in which it maintains cash or other liquid assets equal in value to the Fund's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Wrapper Agreements (Capital Preservation Fund only)
---------------------------------------------------
Under a wrapper agreement, the wrap provider agrees to make payments to the Fund with respect to covered assets if certain events happen. The Fund buys wrapper agreements to help maintain a stable value per share. Under normal circumstances, the value of the wrapper agreements is expected to vary inversely with the value of the Fund's assets covered by the wrapper agreements ("covered assets").

If the value of the covered assets is less than their book value, the wrapper agreements are assets of the Fund with a value equal to the difference. If the value of the covered assets is more than their book value, the wrapper agreements are liabilities of the Fund with a value equal to the excess. Therefore, under normal circumstances, the sum of the value of the Fund's wrapper agreements plus the value of the covered assets is expected to equal the purchase price of the covered assets plus interest on the covered assets at a rate determined in the wrapper agreements.


Under a wrapper agreement, the wrap provider agrees to make certain payments to the Fund in exchange for an annual premium. The cost of wrapper agreements is typically 0.10% to 0.30% per dollar of covered assets per year.


Payments made by the wrap provider help the Fund make redemption payments that reflect the book value of the covered assets rather than the market value of the covered assets. If, to cover payment of a redemption of Fund shares, the Fund is required to liquidate covered assets, the wrap provider may be obligated to pay the Fund all or some of the difference between the fair market and book value of such covered assets (if the fair market value is less than the book value). If the market value of the covered assets is greater than the book value of the covered assets, the Fund may be obligated to pay all or some of the difference to the wrap provider. Through these obligations, the wrapper agreements should, under normal conditions, reduce the interest rate risk associated with the Fund's covered assets.


The amount of the payment, if any, is based on the book value of the wrapper agreement. The book value of the wrapper agreement is equal to:
.. purchase price of covered assets
.. minus sale price of covered assets sold to cover share redemptions
.. plus interest accrued at the crediting rate.

The crediting rate is:
.. (((1+Y)*(MV/PBV)1/D)-1) where:
    Y = duration weighted effective annual yield of the Fund
    MV = covered market value


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    PBV = wrap provider's book value
    D = dollar weighted Fund duration
.. The crediting rate is reset at least quarterly. It may be impacted by:
  . defaulted/impaired securities;
  . increases and decreases in covered assets as a result of purchases and sales of Fund shares;
  . changes to the duration and yield of the covered assets; and
  . amortization of unrealized and realized gains and losses on the covered assets.
.. The crediting rate is never less than zero.

Wrapper agreements may be participating, non-participating or a hybrid of the two. Under a participating agreement, the Fund does not receive any payments under the wrapper agreement until it has liquidated all of the covered assets. At that time, if there is any remaining book value, the wrap provider will pay the Fund such remainder. Under a non-participating agreement, if there is a difference between the value of the covered assets and book value, the wrap provider or the Fund will make a payment to the other each time covered assets are sold to fund share redemptions. If the value of the covered assets is less than book value, the wrap provider makes a payment to the Fund, while if the value of the covered assets is greater than book value, the Fund makes a payment to the wrap provider. In either case, the payment is equal to the difference between:
.. the amount necessary to fund the redemption, and .. the product of the amount of the redemption multiplied by the ratio of the market value of the covered assets to book value.
Under a hybrid wrapper agreement, a certain percentage of payments is treated as participating with all remaining payments being non-participating.

Generally, payments under the wrapper agreement are made within one day after the Fund requests payment. In addition, each wrapper agreement allows the Fund, in the Fund's discretion, to assign a portion of the wrapper agreement to a shareholder as a payment in kind.


Payment requests are allocated among wrap providers on a pro-rata basis, based on the book value of each wrapper agreement. However, if a portion of the wrapper agreement is to be assigned as a payment in kind to a shareholder, the Fund has the discretion to allocate the payment to a single wrapper agreement.


The terms of a wrapper agreement may require that covered assets have a specified duration or maturity, consist of specified types of securities and/or be of specified credit quality. The Fund purchases wrapper agreements whose criteria are consistent with its investment objectives and policies. In some cases, the wrap provider may require more restrictive investment objectives and policies than those set forth in the prospectus and SAI. The wrapper agreement may also allow the wrap provider to terminate the agreement if the Fund changes its investment objective, policies and/or restrictions without consent of the wrap provider. In the event of termination of a wrapper agreement, the Fund may or may not be able to contract with a substitute wrap provider.


A wrapper agreement may terminate on a specified date, or be terminable upon notice by the Fund or default by either the Fund or the wrap provider. An evergreen wrapper agreement has no maturity date. Under an evergreen agreement, either the Fund or the wrap provider may elect to terminate the wrapper agreement through a fixed maturity conversion. This means that the wrapper agreement terminates on a future date. During the conversion period, the Fund may be required to comply with certain restrictions with regard to the covered assets. Such restrictions may include continuation of the investment guidelines set forth in the wrapper agreement and a requirement that covered assets are managed to maintain a duration equal to the time remaining until termination of the wrapper agreement.


Generally, at the termination of the wrapper agreement, the wrap provider is required to pay the Fund any excess in book value over the value of the covered assets. However, if the Fund terminates the agreement, other than through fixed maturity conversion, no such payment may be made.



RISKS OF WRAPPER AGREEMENTS. . The Fund expects that using wrapper agreements will allow it to maintain a stable value per share and pay dividends that reflect the interest income and market value gains and losses on the covered assets (less the Fund's expenses and wrap provider fees). However, there can be no assurance that the Fund will be


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able to maintain a stable value per share or that a shareholder will achieve the same investment return as it would realize by directly investing in the covered assets. As the crediting rates under the wrapper agreements reflect the amortization of realized and unrealized gains and losses on the covered assets, a shareholder could realize more or less than the actual investment returns of the covered assets. In addition, wrapper agreements have certain risks and could prevent the Fund from achieving its investment objective.



FAILURE TO OBTAIN REPLACEMENT WRAPPER AGREEMENTS. . If a wrapper agreement terminates or matures, the Fund may not be able to obtain a replacement wrapper agreement or a wrapper agreement with terms similar to the old agreement. In that event, the Fund may not be able to maintain a stable value per share. If at such time the value of the covered assets is less than book value, the Fund may be required to reduce its price per share. On the other hand, if at such time the value of the covered assets is greater than book value, the Fund's price per share may increase. In either case, shareholders may experience unexpected fluctuations in the value of their shares. In addition, the terms of the replacement wrapper agreement may not be as favorable as the terminated agreement. For example, the wrap provider fee may be higher and the returns of the Fund may be negatively impacted.


Some wrapper agreements require that the Fund maintain a specified percentage of its total assets in short-term investments as a cash buffer. These short-term investments are available for the payment of withdrawals from the Fund and Fund expenses. To the extent that the cash buffer falls below the specified percentage of total assets, the Fund is obligated to direct all net cash flow to replenish the cash buffer. The obligation to maintain the cash buffer may result in a lower return for the Fund than if these funds were invested in longer-term fixed-income securities. The cash buffer required by all wrapper agreements is not expected to be greater than 20% of the Fund's total assets. However, the cash buffer amount may be required to be increased above this limit as a result of anticipated redemptions.



VALUATION OF WRAPPER AGREEMENTS. . The Board of Directors has adopted policies and procedures for the Fund that set forth the steps to be followed by the Manager and/or Sub-Advisor to establish a fair value for each wrapper agreement. Under certain circumstances, other methods may be used to determine the market value of a wrapper agreement. These circumstances include but are not limited to:
.. wrap provider default under a wrapper agreement or any other agreement;
.. insolvency of a wrap provider;
.. credit rating downgrade of a wrap provider; and .. any other situation in which the Board determines that a wrap provider may no longer be able to satisfy its obligations under a wrapper agreement.
In such case, the fair value of the wrapper agreement may be determined to be less than the difference between book value and market value of the covered assets. In these situations, the Fund may not be able to maintain a stable value per share. The Fund may experience a decrease or increase in its value per share based on the value of the covered assets at the time of the adjustment.


CREDIT RISK OF COVERED ASSETS. . Wrapper agreements usually do not require the wrap provider to assume the credit risk associated with the issuer of any covered asset. Therefore, defaults by, and downgrades below investment grade of, the issuer of a covered asset may cause such covered asset to be removed from the coverage of the wrapper agreement. In addition, certain other downgrades of covered assets may cause such covered assets to be removed from coverage unless and until the issuer's credit rating is upgraded to its former level. In these situations, the termination of coverage of such assets will cause the book value of the wrapper agreement to decrease by an amount essentially equal to the difference between the purchase price and the fair market value of such assets. In any such event, the Fund may suffer a decrease in the value per share and may not be able to maintain a stable value per share.



DEPENDENCE ON A LIMITED NUMBER OF WRAP PROVIDERS. . It is currently intended that the Fund will have wrapper agreements with one or more wrap providers. If the Fund has more than one wrapper agreement, coverage of the covered assets will be allocated among the wrap providers. However, there is no assurance that the Fund will be able to obtain more than one wrapper agreement. It is possible that the Fund will be totally dependent on one wrap provider for coverage.


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LIABILITY OF WRAP PROVIDERS. . A wrap provider's payment obligation is limited to the book value of the wrapper agreement. If the Fund enters into wrapper agreements with more than one wrap provider, no wrap provider will be jointly liable for payment obligations of another wrap provider. If a wrap provider defaults on its obligations, the Fund will not be able to look to another wrap provider for satisfaction of such obligations. In that event, the Fund may attempt to replace the wrap provider. There can be no guarantee that such replacement will be feasible.



ILLIQUID ASSETS. . Currently there is no active trading market for wrapper agreements and none is expected to develop. Therefore, wrapper agreements may not be able to be liquidated at fair market value and are considered illiquid. At the time of purchase, the fair market value of the wrapper agreements plus the fair market value of all other illiquid assets will not exceed 15% of the fair market value of the Fund's net assets. In the event that the fair market value of all illiquid assets, including wrapper agreements, is more than 15% of the fair market value of the Fund's net assets as a result of events other than purchase of illiquid assets, the Fund may not be able to maintain a stable value per share. The Fund will take steps to reduce in an orderly manner the percentage of illiquid assets in the Fund so that the percentage of illiquid assets is not more than 15%.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. For this purpose, money market instruments include:

The types of money market instruments that the Funds may purchase are described below:


.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  Government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action


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

  are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Other Investment Companies
--------------------------
Each of the Partners LargeCap Blend Fund I and Partners SmallCap Growth Fund II reserves the right to invest up to 10% of its total assets in the securities of all investment companies including, exchange-traded funds such as SPDRs and iShares (as defined below) but, may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Fund may invest in money market funds for which the Sub-Advisor or any of its affiliates serves as investment advisor. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management and administration fees (and other expenses) paid by the Fund. However, to the extent that the Fund invests in a money market fund for which a Sub-Advisor or any of its affiliates acts as Sub-Advisor, the management and administration fees payable by the Fund to a Sub-Advisor or its affiliates will be reduced by an amount equal to the Fund's proportionate share of the management fees paid by such money market fund to the Sub-Advisor.

SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The UIT is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to, facilitating the handling of cash flows or trading or reducing transaction
costs.   The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500 Index. The UIT will issue SPDRs in aggregations know as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500 Index, (b) a cash


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payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount') designed to equalize the net asset value of the S&P 500 Index and the net asset value of a Portfolio Deposit.


SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.


The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved with the purchase or sale of SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying the SPDRs purchase or sold by the Fund could result in losses on SPDRs.


INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International II Fund uses the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. The Partners SmallCap Growth Fund II uses the general industry codes of Morgan Stanley Capital International.The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")."


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


18                                               Principal Investors Fund
                                                          1-800-547-7754

MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The name, date of birth and address of the officers and Board members are shown below. Each person also has the same position with the Principal Mutual Funds and the Principal Variable Contracts Fund, Inc. that are also sponsored by Principal Life Insurance Company. Unless an address is shown, the mailing address for the Directors and Officers is the Principal Financial Group, Des Moines, Iowa 50392.


Principal Investors Fund                                               19
www.principal.com

The following directors are considered not to be "interested persons" as defined
--------------------------------------------------------------------------------
in the 1940 Act.
----------------


                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                                                         OVERSEEN        HELD
                        POSITION(S) HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)              BY            BY
NAME, ADDRESS AND AGE   FUND                      TIME SERVED            DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
---------------------   ---------------------     -----------          -----------------------          ----------   -------------
James D. Davis          Director                  Since 1993    Attorney. Vice President, Deere and         96           None
4940 Center Court       Member Audit and                        Company, Retired.
Bettendorf, Iowa        Nominating Committee
03/22/34
Pamela A. Ferguson      Director                  Since 2000    Professor of Mathematics, Grinnell          96           None
4112 River Oaks Drive   Member Audit and                        College since 1998. Prior thereto,
Des Moines, Iowa        Nominating Committee                    President, Grinnell College.
05/05/43
Richard W. Gilbert      Director                  Since 2000    President, Gilbert Communications,          96           None
5040 Arbor Lane, #302   Member Audit and                        Inc. since 1993. Prior thereto,
Northfield, Illinois    Nominating Committee                    President and Publisher, Pioneer
05/08/40                                                        Press.
William C. Kimball      Director                  Since 2000    Chairman and CEO, Medicap Pharmacies,       96           None
Regency West 8          Member Audit and                        Inc. since 1998. Prior thereto,
4350 Westown Parkway,   Nominating Committee                    President and CEO.
Suite 400
West Des Moines, Iowa
11/28/47
Barbara A. Lukavsky     Director                  Since 1993    President and CEO, Barbican                 96
13731 Bay Hill Court    Member Audit and                        Enterprises, Inc. since 1997.                            None
Clive, Iowa             Nominating Committee                    President and CEO, Lu San ELITE USA,
09/10/40                Member Executive                        L.C. 1985-1998.
                        Committee





20                                               Principal Investors Fund
                                                          1-800-547-7754

The following directors are considered to be "interested persons" as defined in
-------------------------------------------------------------------------------
the 1940 Act because of current or former affiliation with the Manager or
-------------------------------------------------------------------------
Principal Life.
---------------


John E. Aschenbrenner  Director                Since 2000   Executive Vice           96
08/16/49                                                    President, Principal
                                                            Life Insurance
                                                            Company since 2000;
                                                            Senior Vice
                                                            President, 1996-2000;
                                                            Vice President -
                                                            Individual Markets                  None
                                                            1990-1996. Director,
                                                            Principal Management
                                                            Corporation and
                                                            Princor Financial
                                                            Services Corporation
                                                            ("Princor").
Ralph C. Eucher        Director and President  Since 1999   Senior Vice              96
06/14/52               Member Executive                     President, Principal
                       Committee                            Life Insurance
                                                            Company since 2002.
                                                            Vice President,
                                                            1999-2002.Director
                                                            and President,
                                                            Princor and Principal
                                                            Management
                                                            Corporation since                   None
                                                            1999. Prior thereto,
                                                            Second Vice
                                                            President, Principal
                                                            Life Insurance
                                                            Company.
Larry D. Zimpleman     Director                Since 2001   Executive Vice           96
09/07/51               Chairman of the Board   Since 2001   President, Principal
                       Member Executive                     Life since 2001.
                       Committee                            Senior Vice
                                                            President,1999-2001.
                                                            Vice                                None
                                                            President,1998-1999.
                                                            Prior thereto, Vice
                                                            President-Pension.




The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominate all candidates who are not "interest persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Officers (other than Directors)
-------------------------------


Craig L. Bassett     Treasurer               Since 1993   Second Vice President
03/12/52                                                  and Treasurer,
                                                          Principal Life
                                                          Insurance Company since
                                                          1998. Director -
                                                          Treasury 1996-1998.
                                                          Prior thereto,
                                                          Associate Treasurer.
Michael J. Beer      Executive Vice          Since 1993   Executive Vice
01/09/61             President                            President. Executive
                                                          Vice President and
                                                          Chief Operating
                                                          Officer, Princor
                                                          Financial Services
                                                          Corporation and
                                                          Principal Management
                                                          Corporation since 1999.
                                                          Vice President and
                                                          Chief Operating
                                                          Officer, 1998-1999.
                                                          Prior thereto, Vice
                                                          President and Financial
                                                          Officer.
Arthur S. Filean     Senior Vice President   Since 1993   Senior Vice President,
11/04/38             and Secretary                        Princor and Principal
                                                          Management Corporation,
                                                          since 2000. Vice
                                                          President, Princor,
                                                          1990-2000. Vice
                                                          President, Principal
                                                          Management Corporation,
                                                          1996-2000.
Ernest H. Gillum     Vice President          Since 1993   Vice President -
06/01/55             Assistant Secretary                  Product Development,
                                                          Princor and Principal
                                                          Management Corporation,
                                                          since 2000. Vice
                                                          President - Compliance
                                                          and Product
                                                          Development, Princor
                                                          and Principal
                                                          Management Corporation,
                                                          1998-2000. Prior
                                                          thereto, Assistant Vice
                                                          President, Registered
                                                          Products, 1995-1998.
Jane E. Karli        Assistant Treasurer     Since 1996   Assistant Treasurer,
04/01/57                                                  Principal Life
                                                          Insurance Company since
                                                          1998. Prior thereto
                                                          Senior Accounting and
                                                          Custody Administrator.
Patrick A. Kirchner  Assistant Counsel       Since 2002   Counsel, Principal LIfe
2/11/60                                                   Insurance Company since
                                                          2000. Attorney,
                                                          1999-2000. Prior
                                                          thereto, Attorney,
                                                          MidAmerican Energy
                                                          Company.
Sarah J. Pitts       Assistant Counsel       Since 2000   Counsel, Principal Life
12/31/45                                                  Insurance Company since
                                                          1997. Counsel,
                                                          Principal Capital
                                                          Income Investors, LLC.
Layne A. Rasmussen   Controller              Since 2000   Controller - Mutual
10/30/58                                                  Funds, Principal
                                                          Management Corporation
                                                          since 1995.
Michael D. Roughton  Counsel                 Since 1993   Vice President and
07/10/51                                                  Senior Securities
                                                          Counsel, Principal Life
                                                          Insurance Company,
                                                          since 1999. Counsel
                                                          1994-1999. Counsel,
                                                          Invista Capital
                                                          Management, LLC,
                                                          Princor and Principal
                                                          Management Corporation.
Jean B. Schustek     Assistant Vice          Since 2000   Assistant Vice
02/17/52             President                            President - Registered
                     Assistant Secretary                  Products, Principal
                                                          Management Corporation
                                                          and Princor Financial
                                                          Services Corporation
                                                          since 2000. Prior
                                                          thereto, Compliance
                                                          Officer - Registered
                                                          Products.
Kirk L. Tibbetts     Senior Vice President   Since 2000   Senior Vice President
05/31/55             Chief Financial                      and Chief Financial
                     Officer                              Officer, Princor since
                                                          2000. Second Vice
                                                          President, Principal
                                                          Life Insurance Company
                                                          since 2000. Prior
                                                          thereto, Partner with
                                                          KPMG LLP.





Principal Investors Fund                                               21
www.principal.com

The following tables set forth the aggregate dollar range of mutual funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUND            DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ---------------------            -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Partners Blue Chip                  D            C            B            A             E
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
  TOTAL FUND COMPLEX                E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        -----------------------------------------------------------------
                               JOHN E.              RALPH C.               LARRY D.
 PRINCIPAL MUTUAL FUND      ASCHENBRENNER            EUCHER               ZIMPLEMAN*
 ---------------------      -------------            ------               ----------
Balanced                          B                     A                     A
Bond                              A                     A                     A
Capital Value                     C                     A                     A
Cash Management                   B                     B                     A
Government Securities
Income                            A                     C                     A
Growth                            C                     C                     A
International                     C                     B                     A
International Emerging
Markets                           A                     A                     A
International SmallCap            C                     A                     A
LargeCap Stock Index              A                     A                     A
Limited Term Bond                 B                     A                     A
MidCap                            C                     C                     A
Partners Blue Chip                C                     A                     A
Partners Equity Growth            C                     C                     A
Partners LargeCap
Blend                             A                     D                     A
Partners LargeCap
Value                             A                     C                     A
Partners MidCap Growth            B                     A                     A
Partners SmallCap
Growth                            A                     A                     A
Real Estate                       C                     A                     A
SmallCap                          A                     A                     A
Tax-Exempt Bond                   A                     A                     A
Utilities                         B                     A                     A
  TOTAL FUND COMPLEX              E                     E                     A
                                                                    * elected to the Board
                                                                              on
                                                                      December 11, 2001
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000



22                                               Principal Investors Fund
                                                          1-800-547-7754

The Directors also serve as Directors for each of the 24 investment companies (with a total of 96 portfolios as of December 30, 2002, sponsored by Principal Life Insurance Company. Each Director who is also not an "interested person" as defined in the 1940 Act received compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the Fund for which the meetings are held. These fees and expenses are divided among the investment companies based on their relative net assets. During the period ending October 31, 2002, each director who is not an "interested person" received $70,500 from the fund complex. In addition, Directors Ferguson, Gilbert and Lukavsky also received $500 each for service on the Audit and Nominating Committee.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of September 27, 2002, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

As of September 27, 2002, Principal Life Insurance Company ("Principal Life"), a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record a percentage of the outstanding voting shares of each Fund:


                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Balanced                                   20.14%
         Bond & Mortgage Securities                  0.55
         Capital Preservation                       50.12
         European                                   79.30
         Government Securities                       0.90
         High Quality Intermediate-Term Bond        31.01
         High Quality Long-Term Bond                65.74
         High Quality Short-Term Bond                5.96
         International Emerging Markets             48.87
         International I                            24.07
         International II                            0.68
         International SmallCap                     42.31
         LargeCap Blend I
         LargeCap Growth                            42.54
         LargeCap S&P 500 Index                      2.67
         LargeCap Value                             40.48
         MidCap Blend                               27.14
         MidCap Growth                              32.28
         MidCap S&P 400 Index                       25.92
         MidCap Value                               16.47
         Money Market                                2.76
         Pacific Basin                              93.48
         Partners LargeCap Blend                     2.02
         Partners LargeCap Blend I                  24.97
         Partners LargeCap Growth
         Partners LargeCap Growth I                  0.65
         Partners LargeCap Growth II                43.24
         Partners LargeCap Value                     0.64
         Partners MidCap Blend                      31.45
         Partners MidCap Growth                     45.20
         Partners MidCap Value                      18.32
         Partners SmallCap Blend
         Partners SmallCap Growth I                  2.26
         Partners SmallCap Growth II                51.27
         Partners SmallCap Value                     2.90
         Partners SmallCap Value I
         Preferred Securities                        0.92
         Principal LifeTime 2010                     0.37
         Principal LifeTime 2020                     0.28
         Principal LifeTime 2030                     0.38
         Principal LifeTime 2040                     0.76
         Principal LifeTime 2050                     1.94
         Prinicpal Lifetime Strategic Income         1.00
         Real Estate                                11.75
         SmallCap Blend                             22.58
         SmallCap Growth                            24.05
         SmallCap S&P 600 Index                     20.95
         SmallCap Value                             29.10
         Technology                                 21.55




Principal Investors Fund                                               23
www.principal.com

As of September 27, 2002, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:


                                                                   PERCENTAGE
 NAME                                      ADDRESS                OF OWNERSHIP
 ----                                     --------                ------------
 BALANCED FUND - ADVISORS SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST        1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  29.4
 BALANCED FUND - ADVISORS PREFERRED
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST        1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  56.6
 BOND & MORTGAGE SECURITIES FUND -
 ADVISORS SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST        1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  12.9
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O Centcom LTD 401(k) Plan            19899-8963                   5.2
 Trustar                                   P.O. Box 8963
 F B O Artkute Office Supply Co (401A)    Wilmington, DE 19899         5.0
 Trustar                                   P.O. Box 8963
 F B O Steere Enterprises Inc (401K)      Wilmington, DE 19899        28.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Potomac Home Health Care 403(b)    Floor
 Tax Deferred Annuity Plan                New York, NY 10004          10.6
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O X-RAY INDUSTRIES INC TDS Plan      19899-8963                  23.8
 Trustar
 F B O PATTERSON SCHWARTZ & ASSOC INC      P.O. Box 8963
 401(k)                                   Wilmington, DE 19899         9.4
 BOND & MORTGAGE SECURITIES FUND -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  13.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O First United Service Credite       Floor
 Union 401(a) P/S Plan                    New York, NY 10004          21.1
 Trustar                                  PO BOX 8963
 F B O Rhode Island Distributing          WILMINGTON, DE
 Company 401(k) Profit Sharing Plan       19899-8963                  34.0
 Trustar                                   P.O. Box 8963
 F B O Imperial Home Decor Group 401(k)   Wilmington, DE 19899        21.0
 BOND & MORTGAGE SECURITIES FUND -
 SELECT CLASS
 JP Morgan Chase
 F B O American Immigration Lawyers       4 New York Plaza, 2nd
 Association                              Floor
 401(k) Prodit Sharing Plan and Trust     New York, NY 10004          88.4
 BOND & MORTGAGE SECURITIES FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Howard Community Hospital (Money   One Chase Square
 Purchase Plan)                           Rochester, NY 14643          8.1
 Chase Manhattan Bank NA
 F B O Golden Valley Memorial Hospital    One Chase Square
 Profit Sharing Retirement Plan 401(a)    Rochester, NY 14643          5.1
 Chase Manhattan Bank NA                   One Chase Square
 F B O Hartz Mountain Group 401K plan     Rochester, NY 14643          7.2
 Alvarez and Marsal Inc (401K)             599 Lexington Ave,
 F B O Alvarez & Marsal Inc 401(k)        Suite 2700
 Profit Sharing Plan                      New York, NY 10022          13.8
 JP Morgan Chase                           4 New York Plaza,
 F B O Education Minnesota 401a           2nd Floor
 Retirement Plan                          New York, NY 10004           5.9
 Trustar
 F B O South Hills Orthopaedic Assoc      PO BOX 8963
 401k                                     WILMINGTON, DE 19899         7.1
 Trustar
 F B O The Washington Trust Company        P.O. Box 8963
 401(k) Plan                              Wilmington, DE 19899         9.5
 JP Morgan Chase
 F B O Capital District Physicians        4 New York Plaza, 2nd
 Health Plan Inc.                         Floor
 401k Profit Sharing Plan & Trust         New York, NY 10004           5.6
 BOND & MORTGAGE SECURITIES FUND -
 INSTITUTIONAL CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  23.2
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  31.7
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   8.4
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME STRATEGIC INCOME FUND           711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  12.5
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  21.7
 GOVERNMENT SECURITIES FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase
 F B O Cable Television Advertising       4 New York Plaza, 2nd
 Bureau Inc Employee                      Floor
 401(k) Retirement Plan                   New York, NY 10004          12.7
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O American Urological Association    Floor
 Education and Research Inc 401(a)        New York, NY 10004          34.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O American Urological Association    Floor
 Education and Research Inc 403(b)        New York, NY 10004          13.2
 GOVERNMENT SECURITIES FUND - ADVISORS
 SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  21.6
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O Centcom LTD 401(k) Plan            19899-8963                   5.7
 Trustar
 F B O Cini-Little International Inc      P.O. Box 8963
 (401k) Plan                              Wilmington, DE 19899        30.5
 Trustar
 F B O Quaker Windows Products 401k       P.O. Box 8963
 Profit Sharing Plan & Trust              Wilmington, DE 19899         9.3
 Trustar
 F B O Rpaid Packaging Corporation        P.O. Box 8963
 (401k) Profit Sharing Plan               Wilmington, DE 19899         5.3
 Trustar                                  P.O. Box 8963
 F B O Famous Industries Inc 401k Plan    Wilmington, DE 19899         6.2
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O National Automated Clearing        Floor
 House Association 401k Plan              New York, NY 10004           6.1
 GOVERNMENT SECURITIES FUND - PREFERRED
 CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O Med Health System Inc 403 b Plan   Rochester, NY 14643          9.7
 Chase Manhattan Bank NA                  One Chase Square
 F B O Hogares Inc 403(b) Plan            Rochester, NY 14643         10.5
 Chase Manhattan Bank NA
 F B O Life Care Retirement Communities
 Inc Internal Revenue Code 403(B) TDA     One Chase Square
 Plan                                     Rochester, NY 14643         15.0
 Trustar
 F B O South Hills Orthopaedic Assoc      P.O. Box 8963
 401k                                     Wilmington, DE 19899        22.6
 GOVERNMENT SECURITIES FUND -
 INSTITUTIONAL CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  29.9
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  41.2
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  28.7
 HIGH QUALITY INTERMEDIATE-TERM BOND
 FUND - ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 F B O HERSHEY CREAMERY COMPANY 401A      Wilmington, DE 19899        22.0
 HIGH QUALITY INTERMEDIATE-TERM BOND
 FUND - ADVISORS SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  11.3
 HIGH QUALITY INTERMEDIATE-TERM BOND
 FUND - PREFERRED CLASS
                                          1 CHASE SQ
 CHASE MANHATTAN BANK NA                  ROCHESTER, NY
 F B O CHIEF INDUSTRIES THRIFT PLAN       14643-0001                  63.5
 Chase Manhattan Bank NA
 F B O Cancer Therapy & Research           One Chase Square
 Foundation Money Purchase                Rochester, NY 14643         11.9
 HIGH QUALITY LONG-TERM BOND FUND -
 PREFERRED CLASS
 Indiana Trust & Investment Manage        3930 Edison Lakes
 F B O Muncie Aviation Profit Sharing &   Parkway, Suite 25
 Savings Plan                             Mishawaka, IN 46546         14.5
 Indiana Trust & Investment Manage        3930 Edison Lakes
 F B O Speedgrip Chuck Inc Profit         Parkway, Suite 25
 Sharing Plan & Trust                     Mishawaka, IN 46546         18.5
 Indiana Trust & Investment Manage        3930 Edison Lakes
 F B O Laidig Inc Employees Retirement    Parkway, Suite 25
 Plan                                     Mishawaka, IN 46546          6.7
 Indiana Trust & Investment Manage        3930 Edison Lakes
 F B O Midland Engineering Co Inc         Parkway, Suite 25
 Employees Profit Sharing Plan & Trust    Mishawaka, IN 46546          6.9
 HIGH QUALITY SHORT-TERM BOND FUND -
 ADVISORS PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 F B O HERSHEY CREAMERY COMPANY 401A      Wilmington, DE 19899        97.5
 HIGH QUALITY SHORT-TERM BOND FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O The Wesleyan Church Pension Plan   Rochester, NY 14643         95.0
 HIGH QUALITY SHORT-TERM BOND FUND -
 INSTITUTIONAL CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  60.9
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME STRATEGIC INCOME FUND           711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  38.9
 INTERNATIONAL EMERGING MARKETS FUND -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  29.7
 INTERNATIONAL EMERGING MARKETS FUND -
 INSTITUTIONAL CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  40.8
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  13.9
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2050 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   7.6
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  37.2
 INTERNATIONAL FUND I - ADVISORS SELECT
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  35.2
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O Ottenbergs Bakers Inc 401(k)       19899-8963                  9.10
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O X-Ray Industries Inc TDS Plan      19899-8963                  19.8
 INTERNATIONAL FUND I - ADVISORS
 PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  63.7
 INTERNATIONAL FUND I - PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Bank Administration Institute      One Chase Square
 401K Plan                                Rochester, NY 14643          7.6
 Chase Manhattan Bank NA
 F B O Cancer Therapy & Research           One Chase Square
 Foundation Money Purchase                Rochester, NY 14643         25.8
 JP Morgan Chase
 F B O Capital District Physicians        4 New York Plaza, 2nd
 Health Plan Inc                          Floor
 401k Profit Sharing Plan & Trust         New York, NY 10004          24.0
 INTERNATIONAL FUND I - INSTITUTIONAL
 CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  17.3
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  21.9
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   9.3
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME STRATEGIC INCOME FUND           711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   5.4
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  25.0
                                          PRINCIPAL FINANCIAL
 POST RETIREMENT MEDICAL                  GROUP
 BENEFITS HO & FLD                        DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                  11.2
 INTERNATIONAL FUND II - ADVISORS
 PREFERRED CLASS
                                          PO BOX 8963
 TRUSTAR                                  WILMINGTON, DE
 FBO HERSHEY CREAMERY COMPANY 401a        19899-8963                  66.7
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO Center for Effective Public Policy   Floor
 Inc 401(k) Savings Plan                  New York, NY 10004           8.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 FBO West-Air Comm Federal Credit Union   Floor
 Profit Sharing Plan                      New York, NY 10004           6.6
 INTERNATIONAL FUND II - ADVISORS
 SELECT CLASS
                                          PO BOX 8963
 TRUSTAR                                  WILMINGTON, DE
 FBO NATIONAL AUTOMATED CLEARING HOUSE    19899-8963                  10.1
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O National Automated Clearing        Floor
 Housed Association 401(k) Plan           New York, NY 10004          24.8
 INTERNATIONAL FUND II - PREFERRED
 CLASS
                                          4 New York Plz, FL 2
 JP Morgan Chase Trustee                  New York, NY
 FBO Kentucky Bankers Association 401a    10004-2413                  18.7
                                          PO BOX 8963
 TRUSTAR                                  WILMINGTON, DE
 FBO Sheet Metal Workers Silgan Prod      19899-8963                  10.6
 TRUSTAR
 FBO Computer Applicatios Specialists     PO BOX 8963
 Inc 401(k)                               WILMINGTON, DE 19899        33.8
 INTERNATIONAL FUND II - INSTITUTIONAL
 CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                 100.0
 INTERNATIONAL SMALLCAP FUND - ADVISORS
 SELECT CLASS
 Trustar
 F B O Quaker Windows Products 401k       P.O. Box 8963
 Profit Sharing Plan & Trust              Wilmington, DE 19899        12.7
 Trustar
 F B O Robbins Motor Transportation Inc    P.O. Box 8963
 401k plan                                Wilmington, DE 19899         7.5
 INTERNATIONAL SMALLCAP FUND - ADVISORS
 PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  22.0
 Trustar
 F B O Rhode Island Distributing           P.O. Box 8963
 Company 401(k) Profit Sharing Plan       Wilmington, DE 19899        26.3
 INTERNATIONAL SMALLCAP FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Howard Community Hospital (Money   One Chase Square
 Purchase Plan)                           Rochester, NY 14643         33.5
 INTERNATIONAL SMALLCAP FUND -
 INSTITUTIONAL CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  64.1
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2050 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  34.9
 LARGECAP GROWTH FUND - ADVISOR SELECT
 CLASS
 Trustar                                   P.O. Box 8963
 F B O Steere Enterprises Inc (401k)      Wilmington, DE 19899         6.9
 Trustar
 F B O Robbins Motor Transportation Inc    P.O. Box 8963
 401k Plan                                Wilmington, DE 19899         5.0
 LARGECAP GROWTH FUND - PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O MacNeil/Lehrer Productions         One Chase Square
 Savings and 401(k) Plan                  Rochester, NY 14643         41.3
 Chase Manhattan Bank NA                  One Chase Square
 F B O Western Exterminator Co 401(k)     Rochester, NY 14643         18.6
 Chase Manhattan Bank NA
 F B O Target Specialty Products 401k     One Chase Square
 Profit Sharing Plan                      Rochester, NY 14643          5.3
 LARGECAP GROWTH FUND - INSTITUTIONAL
 CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  12.6
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  18.4
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   7.8
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  18.7
                                          PRINCIPAL FINANCIAL
 POST RETIREMENT MEDICAL                  GROUP
 BENEFITS INDIVIDUAL FIELD                DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                  22.9
 LARGECAP S&P 500 INDEX FUND - ADVISORS
 SELECT CLASS
 Trustar                                   PO BOX 8963
 F B O Capitol Sprinkler Contracting      WILMINGTON, DE
 Inc 401k Plan                            19899-8963                   9.0
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O National Automated Clearing        Floor
 House Association 401(k) Plan            New York, NY 10004           8.8
                                           PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O X-Ray Industries Inc TDS Plan      19899-8963                  19.4
 Trustar
 F B O Patterson Schwartz & Assoc Inc      P.O. Box 8963
 401(k)                                   Wilmington, DE 19899        14.9
 LARGECAP S&P 500 INDEX FUND - SELECT
 CLASS
 Chase Manhattan Bank NA
 F B O From the Heart Church Ministries   One Chase Square
 (403b Plan)                              Rochester, NY 14643         12.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O American Immigration Lawyers       Floor
 Association 401(k) Profit Sharing        New York, NY 10004           9.5
 LARGECAP S&P 500 INDEX FUND - ADVISORS
 PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  33.2
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Walker Methodist 401a Retirement   Floor
 Savings Plan                             New York, NY 10004          17.0
 Trustar
 F B O Rhode Island Distributing           P.O. Box 8963
 Company 401(k) Profit Sharing Plan       Wilmington, DE 19899         6.8
 Trustar                                   P.O. Box 8963
 F B O Bioproducts Inc 401k Plan          Wilmington, DE 19899        20.1
 LARGECAP S&P 500 INDEX FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O The Wesleyan Church Pension Plan   Rochester, NY 14643          5.9
 Chase Manhattan Bank NA
 F B O Howard Community Hospital (Money   One Chase Square
 Purchase Plan)                           Rochester, NY 14643          5.4
 Chase Manhattan Bank NA                  One Chase Square
 F B O Chief Industries Thrift Plan       Rochester, NY 14643          6.3
 LARGECAP VALUE FUND - ADVISORS SELECT
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  49.2
 LARGECAP VALUE FUND - ADVISORS
 PREFERRED CLASS
 Trustar                                   P.O. Box 8963
 F B O Imperial Home Decor Group 401k     Wilmington, DE 19899        20.6
 LARGECAP VALUE FUND - PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O MacNeil/Lehrer Productions         One Chase Square
 Savings and 401(k) Plan                  Rochester, NY 14643         39.6
 Trustar
 F B O Computer Applications               P.O. Box 8963
 Specialists Inc 401(k)                   Wilmington, DE 19899        26.4
 LARGECAP VALUE FUND - INSTITUTIONAL
 CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  12.6
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  19.8
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   9.1
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  20.2
                                           PRINCIPAL FINANCIAL
 POST RETIREMENT MEDICAL                  GROUP
 BENEFITS INDIVIDUAL FIELD                DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                  19.8
 MIDCAP BLEND FUND - ADVISORS PREFERRED
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  36.6
 Trustar
 F B O Yaggy Colby & Associate Inc         P.O. Box 8963
 401(k) Profit Sharing Plan               Wilmington, DE 19899        10.8
 MIDCAP BLEND FUND - PREFERRED CLASS
                                          665 Locust ST
 II-IV Inc Deferred Compensation Plan     Des Moines, IA
                                          50309-3702                  7.00
                                          691 N. Squirrell Rd
                                          Ste 100
 Meemic Deferred Compensation Plan        Auburn Hills, MI
                                          48326-2848                   8.3
 MIDCAP GROWTH FUND - ADVISORS SELECT
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  10.9
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O X-Ray Industries Inc TDS Plan      19899-8963                   6.3
 MIDCAP S&P 400 INDEX FUND - ADVISORS
 SELECT CLASS
 Trustar                                  PO BOX 8963
 F B O Capitol Sprinkler Contracting      WILMINGTON, DE
 Inc 401k Plan                            19899-8963                  16.3
 MIDCAP S&P 400 INDEX FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Walker Methodist 401a Retirement   Floor
 Savings Plan                             New York, NY 10004          19.3
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O Imperial Home Decor Group 401k     19899-8963                   6.2
 JP Morgan Chase
 F B O Greater Minneapolis Convention &   4 New York Plaza, 2nd
 Visitors Association                     Floor
 401k Plan and Trust                      New York, NY 10004           5.5
 MIDCAP S&P 400 INDEX FUND - PREFERRED
 CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O The Wesleyan Church Pension Plan   Rochester, NY 14643         37.3
 Chase Manhattan Bank NA
 F B O Howard Community Hospital (Money   One Chase Square
 Purchase Plan)                           Rochester, NY 14643          7.7
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O The Washington Trust Company       19899-8963                  17.5
 MIDCAP VALUE FUND - ADVISORS PREFERRED
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  98.1
 MIDCAP VALUE FUND - PREFERRED CLASS
                                          665 LOCUST ST
 457B OF CONSUMER BANKERS ASSOCIATION     DES MOINES, IA
                                          50309-3702                  17.9
 MONEY MARKET FUND - ADVISORS SELECT
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                   5.7
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O X-RAY INDUSTRIES INC TDS Plan      19899-8963                   7.7
 Trustar
 F B O John W Kennedy Co Inc Profit        P.O. Box 8963
 Sharing Plan                             Wilmington, DE 19899        82.8
 MONEY MARKET FUND - ADVISORS PREFERRED
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  90.5
 TRUSTAR TRUSTEE                           1013 CENTRE RD
 FBO ABESTOS WORKERS LOCAL NO 87          WILMINGTON, DE
 DEFINED CONTRIBUTION PENSION PLAN        19805-1265                   8.9
 MONEY MARKET FUND - PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Ohio Education Association         One Chase Square
 401(k) Plan                              Rochester, NY 14643          5.2
                                           PO BOX 8963
 TRUSTAR TRUSTEE                          WILMINGTON, DE
 FBO SHEET METAL WORKERS SILGAN PROD      19899-8963                  50.8
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O GEC Alsthom 401K Profit Sharing    Floor
 Plan                                     New York, NY 10004           9.4
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Technoserve Inc Money Purchase     Floor
 Plan                                     New York, NY 10004          13.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Technoserve Inc Tax Sheltered      Floor
 Annuity                                  New York, NY 10004           5.7
 MONEY MARKET FUND - INSTITUTIONAL
 CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME STRATEGIC INCOME FUND           711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  99.4
 PACIFIC BASIN FUND - CLASS J
                                           3020 BARDSTOWN RD #
                                          140
 PRINCIPAL LIFE INSURANCE COMPANY CUST    LOUISVILLE, KY
 IRA OF JOHN T COPPAGE                    40205-3020                  18.3
 PARTNERS LARGECAP BLEND FUND -
 ADVISORS SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                   5.1
 Trustar                                  P.O. Box 8963
 F B O Steere Enterprises Inc (401K)      Wilmington, DE 19899        16.1
 Trustar
 F B O Quaker Windows Products 401k        P.O. Box 8963
 Profit Sharing Plan & Trust              Wilmington, DE 19899        9.10
 Trustar                                   P.O. Box 8963
 F B O Rainbow Apparrell 401(k)           Wilmington, DE 19899        24.4
 PARTNERS LARGECAP BLEND FUND -
 ADVISORS PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Center for Effective Public        Floor
 Policy Inc 401(k) Savings Plan           New York, NY 10004           5.1
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O West-Air Comm Federal Credit       Floor
 Union Profit Sharing Plan                New York, NY 10004          17.8
 PARTNERS LARGECAP BLEND FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Ohio Education Association         One Chase Square
 401(k) Plan                              Rochester, NY 14643         12.6
 Alvarez and Marsal Inc (401K)             599 Lexington Ave,
 F B O Alvarez & Marsal Inc 401(k)        Suite 2700
 Profit Sharing Plan                      New York, NY 10022          32.2
 Trustar
 F B O South Hills Orthopaedic Assoc       P.O. Box 8963
 401k                                     Wilmington, DE 19899         8.9
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Public Housing Agency of the       Floor
 City of St Paul 401(a)MPP Plan           New York, NY 10004          25.5
 JP Morgan Chase
 F B O Capital District Physicians        4 New York Plaza, 2nd
 Health Plan Inc                          Floor
 401(k) Profit Sharing Plan & Trust       New York, NY 10004          16.4
 PARTNERS LARGECAP BLEND FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                 100.0
 PARTNERS LARGECAP BLEND FUND I -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  38.6
 PARTNERS LARGECAP BLEND FUND I -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Applewood Centers Inc Tax          One Chase Square
 Deferred Annuity Plan                    Rochester, NY 14643         27.6
 Chase Manhattan Bank NA
 F B O Applewod Centers Inc Defined       One Chase Square
 Contribution Pension Plan                Rochester, NY 14643         17.2
 PARTNERS LARGECAP GROWTH FUND I -
 ADVISORS SELECT CLASS
 Trustar                                   P.O. Box 8963
 F B O Steere Enterprises Inc (401K)      Wilmington, DE 19899         8.6
 Trustar
 F B O Quaker Windows Products 401k        P.O. Box 8963
 Profit Sharing Plan & Trust              Wilmington, DE 19899         5.7
 Trustar
 F B O Precision Color Inc 401k Profit     P.O. Box 8963
 Sharing Plan & Trust                     Wilmington, DE 19899         9.6
 Trustar
 F B O Ottenbergs Bakers Inc 401 Profit    P.O. Box 8963
 Sharing Plan & Trust                     Wilmington, DE 19899         5.9
 Trustar                                   P.O. Box 8963
 F B O Rainbow Apparel 401(k)             Wilmington, DE 19899         5.3
 Trustar                                   P.O. Box 8963
 F B O Famous Industries Inc 401k Plan    Wilmington, DE 19899         9.7
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O National Automated Clearing        Floor
 House Association 401(k) Plan            New York, NY 10004           6.3
 Trustar                                   P.O. Box 8963
 F B O X-Ray Industries Inc TDS Plan      Wilmington, DE 19899        21.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O San Farnandi Valley Community      Floor
 401(k) Plan                              New York, NY 10004           5.6
 PARTNERS LARGECAP GROWTH FUND I -
 SELECT CLASS
 JP Morgan Chase
 F B O American Immigration Lawyers       4 New York Plaza, 2nd
 Association                              Floor
 401(k) Profit Sharing Plan & Trust       New York, NY 10004          19.1
 PARTNERS LARGECAP GROWTH FUND I -
 ADVISORS PREFERRED CLASS
 Trustar                                   P.O. Box 8963
 F B O HERSHEY CREAMERY COMPANY 401A      Wilmington, DE 19899        35.5
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O First United Service Credit        Floor
 Union 401(a) P/S Plan                    New York, NY 10004           6.7
 Trustar
 F B O Rhode Island Distributing           P.O. Box 8963
 Company 401(k) Profit Sharing Plan       Wilmington, DE 19899        24.3
 Trustar
 F B O Harrington Industrial Plastics      P.O. Box 8963
 Inc 401(k)                               Wilmington, DE 19899         5.8
 PARTNERS LARGECAP GROWTH FUND I -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Adjmi Apparel Group and
 Affiliates(The popsicle Retirement       One Chase Square
 Prram)                                   Rochester, NY 14643          5.5
                                           1 CHASE SQ
 CHASE MANHATTAN BANK NA                  ROCHESTER, NY
 FBO CHIEF INDUSTRIES THRIFT PLAN         14643-0001                   6.2
 Chase Manhattan Bank NA                   One Chase Square
 F B O Med Health System Inc 403 b Plan   Rochester, NY 14643          8.3
 Chase Manhattan Bank NA                   One Chase Square
 F B O Hartz Mountain Group 401K plan     Rochester, NY 14643         17.0
 Chase Manhattan Bank NA
 F B O Bank Administration Institute       One Chase Square
 401K Plan                                Rochester, NY 14643         11.2
 Chase Manhattan Bank NA                   One Chase Square
 F B O Western Exterminator Co 401 (k)    Rochester, NY 14643          9.5
 Trustar
 F B O The Washington Trust Company        P.O. Box 8963
 401(k) Plan                              Wilmington, DE 19899        17.0
 PARTNERS LARGECAP GROWTH FUND I -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  95.8
 PARTNERS LARGECAP GROWTH FUND II -
 PREFERRED CLASS
                                          4 NEW YORK PLZ FL 2
 JP MORGAN CHASE TRUSTEE                  NEW YORK, NY
 FBO KENTUCKY BANKERS ASSOCIATION 401A    10004-2413                  23.3
 PARTNERS LARGECAP GROWTH FUND II -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  83.7
 PARTNERS LARGECAP VALUE FUND -
 ADVISORS SELECT CLASS
                                          4 NEW YORK PLZ FL 2
 JP MORGAN CHASE TRUSTEE                  NEW YORK, NY
 FBO PACKAGING SERVICES OF MARYLAND INC   10004-2413                  17.3
 Trustar                                   P.O. Box 8963
 F B O Steere Enterprises Inc (401K)      Wilmington, DE 19899        11.3
 Trustar
 F B O Quaker Windows Products 401k        P.O. Box 8963
 Profit Sharing Plan & Trust              Wilmington, DE 19899        11.1
 Trustar                                  P.O. Box 8963
 F B O Ottenbergs Bakers Inc 401(k)       Wilmington, DE 19899        14.5
                                           4 New York Plaza,
 JP Morgan Chase                          2nd Floor
 F B O PSI Group Inc 401(k) Plan          New York, NY 10004           9.5
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O National Automated Claering        Floor
 House Association 401(k) Plan            New York, NY 10004           7.3
 PARTNERS LARGECAP VALUE FUND -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                   7.0
 Trustar                                  PO Box 8963
 F B O Harrington Industrial Plastics     Wilmington, De
 Inc 401(k)                               19899-8963                  16.4
                                          PO Box 8963
 Trustar                                  Wilmington, DE
 F B O Hershey Creamery Company 401A      19899-8963                  41.9
 PARTNERS LARGECAP VALUE FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O National Association of            One Chase Square
 Professional Insurance Agents(401k)      Rochester, NY 14643          5.5
 Chase Manhattan Bank NA                   One Chase Square
 F B O Med Health System Inc 403 b Plan   Rochester, NY 14643         16.0
 Chase Manhattan Bank NA                   One Chase Square
 F B O Hartz Mountain Group 401K plan     Rochester, NY 14643          8.6
 Chase Manhattan Bank NA
 F B O Bank Administration Institute       One Chase Square
 401K Plan                                Rochester, NY 14643         10.7
 Chase Manhattan Bank NA                   One Chase Square
 F B O Western Exterminator Co 401(k)     Rochester, NY 14643          8.2
 Trustar
 F B O The Washington Trust Company       P.O. Box 8963
 401(k) Plan                              Wilmington, DE 19899        17.3
 PARTNERS LARGECAP VALUE FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  96.9
 PARTNERS MIDCAP BLEND FUND - ADVISORS
 SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  13.7
 PARTNERS MIDCAP BLEND FUND - PREFERRED
 CLASS
 Chase Manhattan Bank NA
 F B O Northeastern Mental Health         One Chase Square
 Center Retirement Plan                   Rochester, NY 14643         12.3
 PARTNERS MIDCAP BLEND FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  93.7
 PARTNERS MIDCAP GROWTH FUND - ADVISORS
 SELECT CLASS
 Trustar                                  PO BOX 8963
 FBO Precision Color Inc (401K) Profit    WILMINGTON, DE
 Sharing Plan & Trust                     19899-8963                  55.7
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 FBO Rainbow Apparel (401K)               19899-8963                  15.2
 PARTNERS MIDCAP GROWTH FUND - ADVISORS
 PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  10.8
                                          PO Box 8963
 Trustar                                  Wilmington, DE
 F B O HERSHEY CREAMERY COMPANY 401A      19899-8963                  48.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Center for Effective Public        Floor
 Policy Inc 401(k) Savings Plan           New York, NY 10004           5.8
 PARTNERS MIDCAP GROWTH FUND -
 PREFERRED CLASS
                                          PO BOX 8963
 TRUSTAR                                  WILMINGTON, DE
 FBO SYMPHONY FABRICS CORP (401K)         19899-8963                  26.1
 Chase Manhattan Bank NA
 F B O Lansing Regional Chamber of         One Chase Square
 Commerce 401(k) Plan                     Rochester, NY 14643          5.4
 JP Morgan Chase
 F B O Capital District Physicians        4 New York Plaza, 2nd
 Health Plan Inc 401(k)                   Floor
 Profit Sharing Plan & Trust              New York, NY 10004          29.5
 PARTNERS MIDCAP VALUE FUND - ADVISORS
 SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  12.5
 Trustar
 F B O Robbins Motor Transportation Inc   P.O. Box 8963
 401k Plan                                Wilmington, De 19899        11.8
 PARTNERS MIDCAP VALUE FUND - ADVISORS
 PREFERRED CLASS
 Trustar                                  P.O. Box 8963
 F B O Hershey Creamery Company 401A      Wilmington, De 19899        31.3
 PARTNERS MIDCAP VALUE FUND - PREFERRED
 CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O Med Health System Inc 403 b Plan   Rochester, NY 14643         12.8
 Chase Manhattan Bank NA
 F B O Lansing Regional Chamber of         One Chase Square
 Commerce 401(k) Plan                     Rochester, NY 14643          6.9
 JP Morgan Chase
 F B O Capital District Physicians        4 New York Plaza, 2nd
 Health Plan Inc 401(k)                   Floor
 Profit Sharing Plan & Trust              New York, NY 10004          13.1
 PARTNERS MIDCAP VALUE FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  97.2
 PARTNERS SMALLCAP GROWTH FUND I -
 ADVISORS SELECT CLASS
 Trustar
 F B O Robbins Motor Transportation Inc   P.O. Box 8963
 401k plan                                Wilmington, DE 19899         8.1
 Trustar                                  P.O. Box 8963
 F B O Ottenbergs Bakers Inc 401(k)       Wimington, DE 19899         22.4
 PARTNERS SMALLCAP GROWTH FUND I -
 ADVISORS PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                   6.0
 Trustar
 F B O Atlantic Corporation of            P.O. Box 8963
 Wilmington Inc 401(k) PS Plan            Wilmington, DE 19899        42.8
 PARTNERS SMALLCAP GROWTH FUND I -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  94.2
 PARTNERS SMALLCAP GROWTH FUND I -
 PREFERRED CLASS
 Chase Manhattan Bank NA                   One Chase Square
 F B O Adelphoi Village Inc 401(k) Plan   Rochester, NY 1464          13.2
 Chase Manhattan Bank NA                   One Chase Square
 F B O Western Exterminator Co 401(k)     Rochester, NY 1464          15.2
 Chase Manhattan Bank NA
 F B O Target Specialty Products 401k      One Chase Square
 profit sharing plan                      Rochester, NY 1464           6.9
 Trustar
 F B O Computer Applications              P.O. Box 8963
 Specialists Inc 401(k)                   Wilmington, DE 19899        26.9
 PARTNERS SMALLCAP GROWTH FUND II -
 ADVISORS PREFERRED CLASS
 JP Morgan Cahse                          4 New York Plaza, 2nd
 F B O Center for Effective Public        Floor
 Policy Inc 401(k) Savings Plan           New York, NY 10004          11.4
 Trustar
 F B O Rhode Island Distributing          P.O. Box 8963
 Company 401(k) Profit Sharing Plan       Wilmington, DE 19899        85.0
 PARTNERS SMALLCAP GROWTH FUND II -
 PREFERRED CLASS
                                          4 NEW YORK PLZ FL 2
 JP MORGAN CHASE TRUSTEE                  NEW YORK, NY
 FBO KENTUCKY BANKERS ASSOCIATION 401A    10004-2413                  90.8
 PARTNERS SMALLCAP GROWTH FUND II -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.9
 PARTNERS SMALLCAP VALUE FUND -
 ADVISORS SELECT CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                   6.8
                                          4 NEW YORK PLZ FL 2
 JP MORGAN CHASE TRUSTEE                  NEW YORK, NY
 FBO PACKAGING SERVICES OF MARYLAND INC   10004-2413                  11.8
 Trustar
 F B O Cini-Little International Inc       P.O. Box 8963
 (401k) Plan                              Wilmington, DE 19899         7.7
 Trustar                                  P.O. Box 8963
 F B O Ottenbergs Bakers Inc 401(k)       Wilmington, DE 19899         8.8
 PARTNERS SMALLCAP VALUE FUND -
 ADVISORS PREFERRED CLASS
 Trustar
 F B O Rhode Island Distributing          P.O. Box 8963
 Company 401(k) Profit Sharing Plan       wilmington, DE 19899        11.0
 Trustar                                  P.O. Box 8963
 F B O Imperial Home Decor Group 401k     Wilmington, DE 19899        12.2
 PARTNERS SMALLCAP VALUE FUND -
 PREFERRED CLASS
                                          1 CHASE SQ
 CHASE MANHATTAN BANK NA                  ROCHESTER, NY
 FBO CHIEF INDUSTRIES THRIFT PLAN         14643-0001                  19.8
 Chase Manhattan Bank NA                   One Chase Square
 F B O Western Exterminator Co 401(k)     Rochester, NY 14643          5.6
 JP Morgan Chase                           4 New York Plaza,
 F B O Education Minnesota 401a           2nd Floor
 Retirement Plan                          New York, NY 10004          14.7
 Trustar
 F B O South Hills Orthopaedic Assoc      P.O. Box 8963
 401k                                     Wilmington, DE 19899         6.2
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Public Housing Agency of the       Floor
 City of St. Paul 401(a)MPP Plan          New York, NY 10004          10.4
 PARTNERS SMALLCAP VALUE FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                 100.0
 PREFERRED SECURITIES FUND -
 INSTITUTIONAL CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   8.9
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   9.0
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   6.2
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO.             DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  69.1
 PRINCIPAL LIFETIME 2010 FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 F B O Artkute Office Supply Co (401A)    Wilmington, DE 19899        20.6
 PRINCIPAL LIFETIME 2010 FUND -
 ADVISORS PREFERRED CLASS
 Trustar
 F B O Asbestos Workers Local No 87       P.O. Box 8963
 Defined Contribution Pension Plan        Wilmington, DE 19899        99.2
 PRINCIPAL LIFETIME 2010 FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Golden Valley Memorial Hospital    One Chase Square
 Profit Sharing Retirement Plan 401(a)    Rochester, NY 14643          9.8
 Chase Manhattan Bank NA                  One Chase Square
 F B O UFM International 403 (B) TSA      Rochester, NY 14643          7.5
 Chase Manhattan Bank NA                  One Chase Square
 F B O Adelphoi Inc 403(b) Plan           Rochester, NY 14643          6.7
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of      Floor
 Texas Retirement Plus Plan               New York, NY 10004          18.0
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O HCT Management and Ventures Co     Floor
 401k Plan                                New York, NY 10004           6.5
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of TX   Floor
 403b Retirement Plan                     New York, NY 10004          19.7
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Atchison Hospital Assoc Inc        Floor
 Profit Sharing Plan and Trust            New York, NY 10004          21.7
 PRINCIPAL LIFETIME 2010 FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.9
 PRINCIPAL LIFETIME 2010 FUND - CLASS J
                                          140 E 40th St., Apt.
                                          10E
 PRINCIPAL LIFE INSURANCE CO              NEW YORK, NY
 IRA OF CHRISTOPHER C MANTE               10016-1731                  99.9
 PRINCIPAL LIFETIME 2020 FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 F B O Artkute Office Supply Co (401A)    Wilmington, DE 19899        85.4
 PRINCIPAL LIFETIME 2020 FUND -
 ADVISORS PREFERRED CLASS
 Trustar
 F B O Asbestos Workers Local No 87       P.O. Box 8963
 Defined Contribution Pension Plan        Wilmington, DE 19899        99.4
 PRINCIPAL LIFETIME 2020 FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Golden Valley Memorial Hospital    One Chase Square
 Profit Sharing Retirement Plan 401(a)    Rochester, NY 14643          7.7
                                           PO BOX 8963
 TRUSTAR TRUSTEE                          WILMINGTON, DE
 FBO SHEET METAL WORKERS SILGAN PROD      19899-8963                  15.5
 Chase Manhattan Bank NA                  One Chase Square
 F B O Adelphoi Inc 403(b) Plan           Rochester, NY 14643         10.2
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of      Floor
 Texas Retirement Plan Plus               New York, NY 10004           9.6
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of TX   Floor
 403b Retirement Plan                     New York, NY 10004          22.1
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Atchison Hospital Assoc Inc        Floor
 Profit Sharing Plan & Trust              New York, NY 10004          19.7
 PRINCIPAL LIFETIME 2020 FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.9
 PRINCIPAL LIFETIME 2030 FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 F B O Artkute Office Supply Co (401A)    Wilmington, DE 19899        30.0
 Trustar
 F B O Bodon Industries Inc 401k Profit   P.O. Box 8963
 Sharing Plan                             Wilmington, DE 19899         7.5
 PRINCIPAL LIFETIME 2030 FUND -
 ADVISORS PREFERRED CLASS
 Trustar
 F B O Asbestos Workers Local No 87       P.O. Box 8963
 Defined Contribution Pension Plan        Wilmington, DE 19899        98.4
 PRINCIPAL LIFETIME 2030 FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O Adelphoi Village Inc 401(k) PLan   Rochester, NY 14643         48.5
 Chase Manhattan Bank NA                  One Chase Square
 F B O Adelphoi Inc 403(b) Plan           Rochester, NY 14643         14.9
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of      Floor
 Texas Retirement Plan Plus               New York, NY 10004           5.8
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of TX   Floor
 403b Retirement Plan                     New York, NY 10004          10.3
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Atchison Hospital Assoc Inc        Floor
 Profit Sharing Plan & Trust              New York, NY 10004          10.7
 PRINCIPAL LIFETIME 2030 FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.9
 PRINCIPAL LIFETIME 2040 FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 F B O Artkute Office Supply Co (401A)    Wilmington, DE 19899        67.0
 Trustar                                   P.O. Box 8963
 F B O Centcom LTD 401(k) Plan            Wilmington, DE 19899        19.1
 PRINCIPAL LIFETIME 2040 FUND -
 ADVISORS PREFERRED CLASS
 Trustar
 F B O Asbestos Workers Local No 87       P.O. Box 8963
 Defined Contribution Pension Plan        Wilmington, DE 19899        81.1
 PRINCIPAL LIFETIME 2040 FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O Adelphoi Village INc 401(k) PLan   Rochester, NY 14643         27.5
 Chase Manhattan Bank NA                   One Chase Square
 F B O Adelphoi Inc 403(b) Plan           Rochester, NY 14643         52.8
 PRINCIPAL LIFETIME 2040 FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.9
 PRINCIPAL LIFETIME 2050 FUND -
 ADVISORS SELECT CLASS
 Trustar                                  P.O. Box 8963
 F B O Artkute Office Supply Co (401A)    Wilmington, DE 19899        37.4
 Trustar                                  P.O. Box 8963
 F B O Centcom LTD 401(k) Plan            Wilmington, DE 19899         9.4
 PRINCIPAL LIFETIME 2050 FUND -
 ADVISORS PREFERRED CLASS
 JP Morgan Chase
 F B O Cable Television Advertising       4 New York Plaza, 2nd
 Bureau Inc                               Floor
 Employee 401(k) Retirement Plan          New York, NY 10004          65.6
 PRINCIPAL LIFETIME 2050 FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Golden Valley Memorial Hospital    One Chase Square
 Profit Sharing Retirement Plan 401(a)    Rochester, NY 14643         17.0
 Chase Manhattan Bank NA                  One Chase Square
 F B O Adelphoi Inc 403(b) Plan           Rochester, NY 14643         45.2
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of TX   Floor
 403b Retirement Plan                     New York, NY 10004           7.0
                                          4 New York Plaza, 2nd
 JP Morgan Chase                          Floor
 F B O Tax Sheltered Annuity              New York, NY 10004           6.2
 PRINCIPAL LIFETIME 2050 FUND -
 INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.8
 PRINCIPAL LIFETIME 2050 FUND - CLASS J
                                           7025 YELLOWSTONE
                                          BLVD APT 210
 PRINCIPAL LIFE INSURANCE COMPANY CUST    FOREST HILLS, NY
 CONDUIT IRA OF DAVID W DRYERMAN          11375-3164                   5.3
 PRINCIPAL LIFE INSURANCE COMPANY CUST     7830 KING ARTHUR CT
 IRA OF DANIEL P STAHLHUT                 SPRING, TX 77379-7100        8.9
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - ADVISORS SELECT CLASS
                                          PO BOX 8963
 Trustar                                  WILMINGTON, DE
 F B O Artkute Office Supply Co (4        19899-8963                  34.8
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - ADVISORS PREFERRED CLASS
 Trustar
 F B O Asbestos Workers Local No 87       P.O. Box 8963
 Defined Contribution Pension Plan        Wilmington, DE 19899        98.5
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Golden Valley Memorial Hospital    One Chase Square
 Profit Sharing Retirement Plan 401(a)    Rochester, NY 14643          8.1
 Chase Manhattan Bank NA
 F B O Golden Valley Memorial Hospital     One Chase Square
 403(b) PLan                              Rochester, NY 14643          5.5
                                           PO BOX 8963
 TRUSTAR TRUSTEE                          WILMINGTON, DE
 FBO SHEET METAL WORKERS SILGAN PROD      19899-8963                  11.5
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of      Floor
 Texas Retirement Plan Plus               New York, NY 10004           9.2
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Osteopathic Health Systems of TX   Floor
 403b Retirement Plan                     New York, NY 10004          40.5
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Atchison Hospital Assoc Inc        Floor
 Profit Sharing and Trust                 New York, NY 10004          18.3
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - INSTITUTIONAL CLASS
                                          PO BOX 9397
 PRINCIPAL LIFE INSURANCE CO              DES MOINES, IA
 C/O PENSION TRADE DESK                   50306-9397                  99.9
 PRINCIPAL LIFETIME STRATEGIC INCOME
 FUND - CLASS J
                                          170 PRESTON AVE
 PRINCIPAL LIFE INSURANCE COMPANY CUST    WATERFORD, MI
 IRA OF CHARLES A ZAVORSKAS               48328-3652                   9.8
                                           329 GRIMSBY RD
 PRINCIPAL LIFE INSURANCE COMPANY CUST    BUFFALO, NY
 CONDUIT IRA OF KENNETH JAMES HOHL        14223-1934                  23.1
                                          155 FARMDALE RD
 PRINCIPAL LIFE INSURANCE COMPANY CUST    WATERTOWN, CT
 CONDUIT IRA OF WILLIAM J BOYCE           06795-2395                  11.4
 REAL ESTATE FUND - ADVISORS SELECT
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  11.5
 Trustar
 F B O Quaker Windows Products 401K       P.O. Box 8963
 Profit Sharing Plan & Trust              Wilmington, DE 19899         5.9
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O New Hampshire Public Defenders     Floor
 Office 403b                              New York, NY 10004           7.1
 REAL ESTATE FUND - SELECT CLASS
 Chase Manhattan Bank NA
 F B O Fromt he Heart Church Ministries   One Chase Square
 (403b Plan)                              Rochester, NY 14643          5.5
 REAL ESTATE FUND - ADVISORS PREFERRED
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  46.2
                                          PO BOX 8963
 Trustar                                  WILMIINGTON, DE
 F B O HERSHEY CREAMERY COMPANY 401A      19899-8963                   9.6
 Trustar
 F B O Atlantic Corporation of            P.O. Box 8963
 Wilmington Inc 401(k) PS Plan            Wilmington, DE 19899         8.7
 Trustar                                  P.O. Box 8963
 F B O Imperial Home Decor Group 401k     Wilmington, De 19899        11.1
 REAL ESTATE FUND - PREFERRED CLASS
 Chase Manhattan Bank NA                  One Chase Square
 F B O The Wesleyan Church Pension Plan   Rochester, NY 14643         44.4
 SMALLCAP BLEND FUND - ADVISORS SELECT
 CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  80.4
 SMALLCAP BLEND FUND - ADVISORS
 PREFERRED CLASS
 DELAWARE CHARTER GUARANTEE & TRUST       1013 CENTRE RD
 FBO PRINCIPAL ADVANTAGE TRUST            WILMINGTON, DE
 ATTN: NICOLE STAYTON                     19805-1265                  98.9
 SMALLCAP BLEND FUND - PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Northeastern Mental Health         One Chase Square
 Center Retirement Plan                   Rochester, NY 14643         62.7
                                           1 N PACK SQ
 EXCESS PLAN OF BILTMORE COMPANY          ASHEVILLE, NC
 ATTENTION: RICHARD                       28801-3462                  27.0
 SMALLCAP BLEND FUND - INSTITUTIONAL
 CLASS
                                          PRINCIPAL FINANCIAL
 POST RETIREMENT MEDICAL                  GROUP
 BENEFITS INDIVIDUAL FIELD                DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                  13.0
 PML TRUST FOR WELFARE BENEFITS            THE PRINCIPAL
 PLAN FOR RETIRED AGENTS MNGRS SPRVSRS    FINANCIAL GROUP
 HEALTH COVERAGE                          DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                   6.8
                                           PRINCIPAL FINANCIAL
                                          GROUP
 POST RET LIFE FOR HO & FLD               DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                   6.2
                                           PRINCIPAL FINANCIAL
 POST RETIREMENT MEDICAL                  GROUP
 BENEFITS HO & FLD                        DES MOINES, IA
 ATTN CRYSTAL MORRIS S-003-S60            50392-0480                  65.1
 SMALLCAP GROWTH FUND - INSTITUTIONAL
 CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  17.7
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  28.5
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  13.1
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2050 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   5.3
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME STRATEGIC INCOME FUND           711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   5.5
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  29.6
 SMALLCAP S&P 600 INDEX FUND - ADVISORS
 SELECT CLASS
 Trustar                                  P.O. Box 8963
 F B O Steere Enterprises Inc (401K)      Wilmington, DE 19899        10.0
 Trustar
 F B O Cini-Little International Inc       P.O. Box 8963
 (401k) Plan                              Wilmington, DE 19899        18.4
 Trustar
 F b O Capitol Sprinkler Contracting      P.O. Box 8963
 Inc 401k plan                            Wilmington, De 19899        59.6
 SMALLCAP S&P 600 INDEX FUND - SELECT
 CLASS
 Chase Manhattan Bank NA
 F B O From the Heart Church Ministries   One Chase Square
 (403b Plan)                              Rochester, NY 14643         79.9
 SMALLCAP S&P 600 INDEX FUND - ADVISORS
 PREFERRED CLASS
 Trustar
 F B O Yaggy Colby & Associate Inc        P.O. Box 8963
 401(k) Profit Sharing Plan               Wilmington, De 19899        18.4
 Trustar                                  P.O. Box 8963
 F B O Imperial Home Decor Group 401k     Wilmington, De 19899        14.1
 JP Morgan Chase
 F B O Greater Minneapolis Convention &   4 New York Plaza, 2nd
 Visitors Association 401k                Floor
 Plan and Trust                           New York, NY 10004         10.10
 Trustar                                  P.O. Box 8963
 F B O Bioproducts Inc 401k Plan          Wilmington, DE 19899        48.1
 SMALLCAP S&P 600 INDEX FUND -
 PREFERRED CLASS
 Chase Manhattan Bank NA
 F B O Howard Community Hospital (Money   One Chase Square
 Purchase Plan)                           Rochester, NY 14643         12.1
 Chase Manhattan Bank NA
 F B O MacNeil/Lehrer Productions         One Chase Square
 Savings and 401(k) Plan                  Rochester, NY 14643          9.2
                                          1 CHASE SQ
 CHASE MANHATTAN BANK NA                  ROCHESTER, NY
 FBO CHIEF INDUSTRIES THRIFT PLAN         14643-0001                  26.6
 Chase Manhattan Bank NA                  One Chase Square
 F B O Med Health System Inc 403 b Plan   Rochester, NY 14643          5.4
 Chase Manhattan Bank NA
 F B O Cancer Therapy & Research          One Chase Square
 Foundation Money Purchase                Rochester, NY 14643          7.2
 SMALLCAP VALUE FUND - ADVISORS SELECT
 CLASS
 Trustar                                  P.O. Box 8963
 F B O X-Ray Industries Inc TDS Plan      Wilmington, DE 19899        39.0
 SMALLCAP VALUE FUND - ADVISORS
 PREFERRED CLASS
 JP Morgan Chase                          4 New York Plaza, 2nd
 F B O Walker Methodist 401a Retirement   Floor
 Savings Plan                             New York, NY 10004          16.7
 Trustar
 F B O Yaggy Colby & Associate Inc        P.O. Box 8963
 401(k) Profit Sharing Plan               Wilmington, DE 19899         8.3
 SMALLCAP VALUE FUND - PREFERRED CLASS
 JP Morgan Chase Trustee                  4 New York Plaza, 2nd
 F B O Kentucky Bankers Association       Floor
 401A                                     New York, NY 10004           9.1
                                          665 Locust St.
 NQ Excess Plan of Denkor                 Des Moines, IA
                                          50309-3702                   8.5
 SMALLCAP VALUE FUND - INSTITUTIONAL
 CLASS
                                          MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2010 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  17.6
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2020 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  27.6
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2040 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  13.2
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2050 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   5.6
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME STRATEGIC INCOME FUND           711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                   5.4
                                           MUTUAL FUND
                                          ACCOUNTING
 LIFETIME 2030 FUND                       711 HIGH STREET
 ATTN CHRIS KOTTLOWSKI N-003-E20          DES MOINES, IA
                                          50392-0200                  30.3




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Principal Investors Fund                                               43
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INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.


Funds:   Partners LargeCap Value
Sub-Advisor: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners LargeCap Growth II
Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2001, American Century managed over $88.9 billion in assets.


44                                               Principal Investors Fund
                                                          1-800-547-7754

Funds:   Partners SmallCap Value
Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2001, Ark Asset managed $10.9 billion in assets.

Funds:   Partners SmallCap Blend
Sub-Advisor: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Financial Corporation. As of October 31, 2002, Dreyfus managed 205 portfolios with approximately $190 billion in investment company assets.

Funds:   Partners LargeCap Blend
Sub-Advisor: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

Funds:   Partners LargeCap  Blend

Sub-Advisor: Goldman Sachs Assets Management ("GSAM") and Goldman Sachs Funds
         Management, L.P. ("GSFM") are business units of the Investment Management Division ("IMD") of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. As of June 30, 2002, GSAM and GSFM, along with other units of IMD, had assets under management of $319.5 billion. GSAM and GSFM's principal office is located at 32 Old Slip, New York, NY 10005.

Sub-Advisor: Wellington Management Company, LLP ("Wellington Management") traces its origins to 1928. It is located at 75 State Street, Boston, MA 02109. As of June 30, 2002, Wellington Management managed approximately $311 billion in assets.

Funds:   Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor: Morgan Stanley Investment Management Inc. which does business in certain instances as Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of October 31, 2002, Morgan Stanley, together with its affiliated asset management companies, had approximately $376 billion in asset under management with approximately $153.1 billion in institutional assets.

Funds:   Partners MidCap Value and Partners SmallCap Growth I
Sub-Advisor: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

Funds:   Partners SmallCap Value I

Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of September 30, 2002, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $492 billion.


Principal Investors Fund                                               45
www.principal.com

Funds:   Real Estate
Sub-Advisor: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $19.9 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced, Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 and SmallCap Value
Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Assets under management as of September 30, 2002 exceeded $92 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Funds:   Partners LargeCap Growth

Sub-Advisor: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of October 31, 2002, Putnam managed $248.6 billion in assets firm wide.

Funds:   Preferred Securities
Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Capital Management LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford CT 06905. As of December 31,2001, Spectrum had nearly $1.1 billion under management.

Funds:   Partners MidCap Growth
Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

Funds:   Partners SmallCap Growth II
Sub-Advisor: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2001, UBS Global AM managed approximately $16.5 billion in assets and the Group managed approximately $405 billion in assets.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:

 NAME                          OFFICE HELD WITH THE FUND                     OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                          -------------------------                     --------------------------------------
 John E. Aschenbrenner         Director                                      Director (Manager)
 Craig L. Bassett              Treasurer                                     Treasurer (Manager)
                                                                             Executive Vice President  & Chief Operating Officer
 Michael J. Beer               Executive Vice President                      (Manager)
 Ralph C. Eucher               Director & President                          Director and President (Manager)
 Arthur S. Filean              Senior Vice President & Secretary             Senior Vice President (Manager)
 Ernest H. Gillum              Vice President & Assistant Secretary          Vice President - Product Development (Manager)
 Layne A. Rasmussen            Controller                                    Controller - Mutual Funds (Manager)
 Michael D. Roughton           Counsel                                       Counsel (Manager; Principal)
                               Assistant Vice President & Assistant          Assistant Vice President - Registered Products
 Jean B. Schustek              Secretary                                     (Manager)
                               Senior Vice President & Chief Financial       Senior Vice President & Chief Financial Officer
 Kirk L. Tibbetts              Officer                                       (Manager)
 Larry D. Zimpleman            Director & Chairman of the Board              Director & Chairman of the Board (Manager)



46                                               Principal Investors Fund
                                                          1-800-547-7754

CODES OF ETHICS
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 was:


                                            Partners LargeCap Growth
       Balanced                   0.50%     I                            0.75%
       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     II                           1.00%
       Capital Preservation       0.52%     Partners LargeCap Value      0.80%
       Government Securities      0.40%     Partners MidCap Blend        1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Growth       1.00%
       High Quality Long-Term
       Bond                       0.40%     Partners MidCap Value        1.00%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
       International I            0.90%     Partners SmallCap Value      1.00%
       International II           1.00%     Preferred Securities         0.75%
       International SmallCap     1.20%     Principal LifeTime 2010    0.1225%
       LargeCap Growth            0.55%     Principal LifeTime 2020    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2030    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2040    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap Growth              0.65%     Strategic Income           0.1225%
       MidCap S&P 400 Index       0.15%     Real Estate                  0.85%
       MidCap Value               0.65%     SmallCap Blend               0.75%
       Money Market               0.40%     SmallCap Growth              0.75%
       Partners LargeCap Blend    0.75%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Value               0.75%




Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manger is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund and currently provides these services at no charge.


Fees paid for investment management services during the periods indicated were as follows:

                               MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                               ------------------
 FUND                               2002              2001
 ----                               ----              ----
 Balanced                        $   77,240         $29,877/(1)/
 Bond & Mortgage Securities         317,776          68,707/(1)/
 Capital Preservation                75,123          19,907/(2)/   /
 Government Securities              151,592          44,952/(1)/
 High Quality
 Intermediate-Term Bond              67,508          39,741/(3)/
 High Quality Long-Term Bond         54,486          39,502/(4)/
 High Quality Short-Term Bond        80,264          40,340/(5)/
 International Emerging
 Markets                            106,393          63,281/(3)/
 International I                    187,347          46,445/(6)/
 International II                   537,533          49,928/(4)/
 International SmallCap              86,766          52,517/(5)/
 LargeCap Growth                     94,411          23,454/(4)/
 LargeCap S&P 500 Index              94,342          12,662/(1)/
 LargeCap Value                      97,556          28,295/(1)/
 MidCap Blend                        82,434          35,154/(1)/
 MidCap Growth                       40,851          26,782/(4)/
 MidCap S&P 400 Index                21,338          8,014/(1)/
 MidCap Value                       115,525          37,609/(5)/
 Money Market                       107,562          27,386/(6)/
 Partners LargeCap Blend            515,612          82,087/(5)/
 Partners LargeCap Blend I           48,105          22,154/(6)/
 Partners LargeCap Growth I       1,180,164          40,863/(6)/
 Partners LargeCap Growth II         74,373          46,178/(6)/
 Partners LargeCap Value          2,087,627          70,852/(4)/
 Partners MidCap Blend               87,368          35,123/(7)/
 Partners MidCap Growth              54,609          41,421/(5)/
 Partners MidCap Value              178,701          56,583/(6)/
 Partners SmallCap Growth I         627,905          68,831/(6)/
 Partners SmallCap Growth II         50,446          38,186/(5)/
 Partners SmallCap Value            882,076          46,266/(7)/
 Preferred Securities               31,579/(8)/
 Principal LifeTime 2010             27,705          1,325/(7)/
 Principal LifeTime 2020             33,119            796/(7)/
 Principal LifeTime 2030             25,814            899/(7)/
 Principal LifeTime 2040             12,928            542/(7)/
 Principal LifeTime 2050              6,114            634/(7)/
 Principal Lifetime Strategic
 Income                               8,780            521/(7)/
 Real Estate                        166,237          46,386/(3)/
 SmallCap Blend                     127,800          42,474/(6)/
 SmallCap Growth                     70,555          35,406/(4)/
 SmallCap S&P 600 Index              20,663          8,592/(3)/
 SmallCap Value                     103,133          41,426/(5)/





Principal Investors Fund                                               47
www.principal.com

 /(1)/ Period from December 1, 2000 (date operations commenced) through October 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.
/ //8)/ Period from May 1, 2002 (date operations commenced) through October 31,
 2002.

Sub-Advisory Agreements for the Funds
-----------------------------------------
For providing the investment advisory services, and specified other services, the Sub-Advisor, under the terms of the Sub-Advisory Agreements for the Fund, is entitled to receive a fee an annual rate that is accrued daily and payable monthly based on the net asset values of each Fund as follows:

 FUND                       SUB-ADVISOR FEE AS A PERCENTAGE OF DAILY NET ASSETS
 ----                       ------------
 Balanced (equity
 securities portion)                              0.0860%
 Balanced
 (fixed-income
 portion)                                         0.1000
 Bond & Mortgage
 Securities                                       0.1000
 Government Securities                            0.1000
 High Quality
 Intermediate-Term
 Bond                                             0.1000
 High Quality
 Long-Term Bond                                   0.1000
 High Quality
 Short-Term Bond                                  0.0750
 International I                                  0.1100
 International
 Emerging Markets                                 0.5000
 International
 SmallCap                                         0.5000
 LargeCap Blend I                                 0.0800
 LargeCap Growth                                  0.0700
 LargeCap S&P 500
 Index                                            0.0150
 LargeCap Value                                   0.1000
 MidCap Blend                                     0.1000
 MidCap Growth                                    0.2000
 MidCap S&P 400 Index                             0.0150
 MidCap Value                                     0.1000
 Money Market                                     0.0750
 Partners MidCap Blend                            0.5000
 Partners MidCap
 Growth                                           0.5000
 Principal LifeTime
 2010                                             0.0425
 Principal LifeTime
 2020                                             0.0425
 Principal LifeTime
 2030                                             0.0425
 Principal LifeTime
 2040                                             0.0425
 Principal LifeTime
 2050                                             0.0425
 Principal LifeTime
 Strategic Income                                 0.0425
 Real Estate                                      0.5500
 SmallCap Blend                                   0.2500
 SmallCap Growth                                  0.2500
 SmallCap S&P 600
 Index                                            0.0150
 SmallCap Value                                   0.2500





48                                               Principal Investors Fund
                                                          1-800-547-7754

                            FIRST          NEXT          NEXT           OVER
 FUND                    $150 MILLION  $150 MILLION  $100 MILLION   $400 MILLION
 ----                   -------------  ------------  ------------   ------------
 Capital Preservation       0.25%         0.20%         0.15%          0.12%



                                              NET ASSET VALUE OF FUND
                                       --------------------------------------
                                          FIRST        NEXT           OVER
 FUND                                  $50 MILLION  $50 MILLION   $100 MILLION
 ----                                  -----------  -----------   ------------
 International II                         0.35         0.25           0.11






                                       NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 FUND                    $75 MILLION  $200 MILLION  $250 MILLION   $525 MILLION
 ----                   ------------  ------------  ------------   ------------
 Partners LargeCap
 Blend                     0.35%         0.25%         0.20%          0.15%






                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I - GSAM        0.150%        0.120%        0.100%






                                                         NET ASSET VALUE OF
                                                                FUND
                                                        --------------------
                                                          FIRST
                                                           $500      THE REAF
                                                         MILLIO N    --TER---
 FUND                                                    --------      ---
 ----
                                                          0.250%      0.200%
 Partners LargeCap Blend I - Wellington Management





Principal Investors Fund                                               49
www.principal.com

                                                     NET ASSET VALUE OF FUND
                                                    -------------------------
                                                        FIRST
 FUND                                                $300 MILLION   THEREAFTER
 ----                                               -------------   ----------
 Partners LargeCap Growth                              0.450%         0.350%






                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $200 MILLION  $100 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners LargeCap Growth I            0.300%         0.250%         0.200%






                                              NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------
                           FIRST         NEXT          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $50 MILLION  $150 MILLION  $250 MILLION   $500 MILLION
 ----                   ------------  -----------  ------------  ------------   ------------
 Partners LargeCap
 Growth II                 0.550%       0.500%        0.430%        0.350%         0.320%






                                                            NET ASSET VALUE OF FUND
                          -------------------------------------------------------------------------------------------
                             FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                      $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                     ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value     0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%






                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%






                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend                0.50%         0.45%          0.35%






                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $100 MILLION   $200 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth I            0.600%         0.550%         0.450%






                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $50       $250     $300 MILLIO
                                              MILLI ON   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
                                               0.600%     0.550%      0.500%
 Partners SmallCap Growth II






                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $100      $200     $300 MILLIO
                                              MILLIO N   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
                                               0.500%     0.450%      0.350%
 Partners SmallCap Value






                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST          NEXT
 FUND                                  $100 MILLION  $200 MILLION   THEREAFTER
 ----                                 -------------  ------------   ----------
 Partners SmallCap Value I               0.500%         0.450%        0.350%





50                                               Principal Investors Fund
                                                          1-800-547-7754

                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST          NEXT
 FUND                                  $100 MILLION  $150 MILLION   THEREAFTER
 ----                                 -------------  ------------   ----------
 Preferred Securities                    0.350%         0.300%        0.200%




Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal pursuant to which Principal agrees to perform all of the cash management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Principal Capital - REI or Spectrum. The Manager pays Principal an amount representing Principal's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                               SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                               ---------------------------------------------
 FUND                                2002             2001
 ----                                ----             ----
 Balanced                          $  6,920         $4,102/(1)/
 Bond & Mortgage Securities          32,519          11,774/(1)/
 Capital Preservation                22,498          8,608/(2)/
 Government Securities               19,119          6,029/(1)/
 High Quality
 Intermediate-Term Bond              10,787          5,795/(3)/
 High Quality Long-Term Bond          9,203          5,718/(4)/
 High Quality Short-Term
 Bond                                 9,932          5,442/(5)/
 International Emerging
 Markets                             29,372          29,440/(3)/
 International I                     15,421          5,532/(6)/
 International II                   265,994          23,171/(4)/
 International SmallCap              24,333          26,649/(5)/
 LargeCap Growth                      8,612          2,907/(4)/
 LargeCap S&P 500 Index               4,873          2,046/(1)/
 LargeCap Value                      16,901          3,953/(1)/
 MidCap Blend                         6,222          4,670/(1)/
 MidCap Growth                        6,341          2,932/(4)/
 MidCap S&P 400 Index                 1,494          1,339/(1)/
 MidCap Value                         7,134          5,370/(5)/
 Money Market                         7,491          3,233/(6)/
 Partners LargeCap Blend            227,697          37,755/(5)/
 Partners LargeCap Blend I            3,709          3,368/(6)/
 Partners LargeCap Growth I         461,102          15,396/(6)/
 Partners LargeCap Growth II         39,827          24,253/(3)/
 Partners LargeCap Value            706,858          44,157/(4)/
 Partners MidCap Blend               42,442          14,403/(7)/
 Partners MidCap Growth              26,449          24,030/(5)/
 Partners MidCap Value               88,583          26,505/(6)/
 Partners SmallCap Growth I         343,391          36,704/(6)/
 Partners SmallCap Growth II         27,758          18,359/(5)/
 Partners SmallCap Value            431,769          19,886/(7)/
 Principal LifeTime 2010              7,050            381/(7)/
 Principal LifeTime 2020              8,651            200/(7)/
 Principal LifeTime 2030              6,423            249/(7)/
 Principal LifeTime 2040              3,352            127/(7)/
 Principal LifeTime 2050              1,676            156/(7)/
 Principal Lifetime
 Strategic Income                     2,429            139/(7)/
 Real Estate                         54,471          25,914/(3)/
 SmallCap Blend                      19,543          13,111/(6)/
 SmallCap Growth                     14,942          10,983/(4)/
 SmallCap S&P 600 Index               1,412          1,554/(3)/
 SmallCap Value                      25,608          12,839/(5)/





/ //(//1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.


Principal Investors Fund                                               51
www.principal.com

/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.

Principal Underwriter
-------------------------
Princor received underwriting fees from the sale of shares as follows:



                             UNDERWRITING FEES FOR PERIODS ENDED OCTOBER 31,
                             ------------------------------------------------
 FUND                              2002            2001
 ----                              ----            ----
 Balanced                        $13,219          $1,726/(1)/
 Bond & Mortgage Securities       33,197           3,107/(1)/
 Capital Preservation              4,555             48/(2)/
 Government Securities            24,513           1,883/(1)/
 High Quality
 Intermediate-Term Bond            4,516            240/(3)/
 High Quality Long-Term
 Bond                              4,524            156/(4)/
 High Quality Short-Term
 Bond                              5,967            292/(5)/
 International Emerging
 Markets                           1,233             20/(3)/
 International I                   6,682            638/(6)/
 International II                  2,808            259/(4)/
 International SmallCap            2,559             76/(5)/
 LargeCap Growth                   3,544            366/(4)/
 LargeCap S&P 500 Index           46,149           4,004/(1)/
 LargeCap Value                    3,702            275/(1)/
 MidCap Blend                      8,053            790/(1)/
 MidCap Growth                     3,369            198/(4)/
 MidCap S&P 400 Index              5,692            893/(1)/
 MidCap Value                     13,439            846/(5)/
 Money Market                     56,521           3,565/(6)/
 Partners LargeCap Blend           2,467            134/(5)/
 Partners LargeCap Blend I         6,624            890/(6)/
 Partners LargeCap Growth I        3,441            133/(6)/
 Partners LargeCap Growth
 II                                2,746            223/(6)/
 Partners LargeCap Value           2,546            135/(4)/
 Partners MidCap Blend             1,380            650/(7)/
 Partners MidCap Growth            2,592            120/(5)/
 Partners MidCap Value             2,728            189/(6)/
 Partners SmallCap Growth
 I0                                  965             41/(6)/
 Partners SmallCap Growth
 II                                  816             39/(5)/
 Partners SmallCap Value            2391            124/(7)/
 Principal LifeTime 2010           4,100             70/(7)/
 Principal LifeTime 2020           7,946            125/(7)/
 Principal LifeTime 2030           6,084            180/(7)/
 Principal LifeTime 2040           2,458            216/(7)/     /
 Principal LifeTime 2050             579           N/A/(7)/      /
 Principal Lifetime
 Strategic Income                    271           N/A/(7)/
 Real Estate                       9,761            481/(3)/
 SmallCap Blend                    9,831            716/(6)/
 SmallCap Growth                   3,492            257/(4)/
 SmallCap S&P 600 Index            4,770            715/(3)/
 SmallCap Value                    2,286             62/(5)/




/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.


52                                               Principal Investors Fund
                                                          1-800-547-7754

MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except Partners SmallCap Blend, Partners SmallCap Value I and Preferred Securities) offers six classes of shares: Institutional Class, Class J, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class. The Partners SmallCap Blend and Partners SmallCap Value I Funds offer Institutional Class, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class shares. The Preferred Securities Fund only offers Institutional Class shares.


The Advisors Select, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge.


The Advisors Select, Advisors Preferred, Select and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds.


The Advisors Select, Advisors Preferred and Select share classes are subject to an asset based sales charge (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year)); or .. that were purchased through the Principal Income IRA.

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Preferred and Select
----------------------------------------------------------------------------
Classes only)
-------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Preferred
--------------------------------------------------------------------------------
and Select Classes only)
------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;


Principal Investors Fund                                               53
www.principal.com

.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.15% of the average daily net assets of the Advisors Preferred class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.


In addition to the management and service fees, the Advisors Select, Advisors Preferred, Select and J Classes of shares are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the Funds' Class J, Select and Advisors Classes have approved and entered into a Distribution Plan and Agreement for each Class J share and Advisors share class.


In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


Distribution Plans and Agreements
---------------------------------
As described in the Prospectuses, the Funds' shares are made available to employer-sponsored retirement or savings plans purchasing through financial intermediaries such as banks and broker-dealers. The Funds' Distributor enters into selling agreements with various banks, broker-dealers and other financial intermediaries.

To make the shares available through such banks, broker-dealers and financial intermediaries, and to compensate them for these services, the Board of Directors has adopted a Distribution Plan and Agreement for each of the Advisors Preferred, Advisors Select, Select and Class J shares for each Fund, as applicable. The Plans provide that each Fund makes payments from assets of each Advisors Class, the Select Class and Class J to Princor pursuant to the Plan to compensate Princor and other selling dealers for providing certain services to the Fund. Such services may include:
.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as the Princor deems advisable;


54                                               Principal Investors Fund
                                                          1-800-547-7754

.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate of 0.30% of the daily net asset value of the Advisors Select shares, 0.25% of daily net asset value of the Advisors Preferred shares and 0.10% of the daily net asset value of the Select shares of each Fund offering those classes. The Fund pays Princor a fee after the end of each month at an annual rate of 0.50% of the daily net asset value of Class J shares of each Fund (except the Principal LifeTime Funds). Princor may remit on a continuous basis all of these sums to its registered representatives and other selected dealers as a trail fee in recognition of their services and assistance.


Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class J, Advisors Preferred Class, Advisors Select Class, Select Class or Preferred Class shares. No dealer reallowance is paid on the Institutional class shares.


Transfer Agency Agreement (Class J shares only)
---------------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent for Class J shares. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Partners MidCap Blend and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes of these Funds approved the Agreements on March 1, 2001. The Agreements for the Capital Preservation Fund were approved by its shareholders on June 15, 2001. The Agreements for the Preferred Securities Fund were approved by its shareholders on May 1, 2002. Shareholders of each of the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds approved the Agreements on December 30, 2002. The Agreements for the other Funds were approved by their shareholders on December 5, 2000.


Principal Investors Fund                                               55
www.principal.com

CUSTODIAN
The custodian of the portfolio securities and cash assets of the International II Fund is JPMorgan Chase Bank, 4 Chase Metro Tech Center, 18th Floor, Brooklyn, New York 11245. The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286 is custodian of the portfolio securities and cash assets of the other Funds. The custodians perform no managerial or policymaking functions for the fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Sub-
Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of
a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

The Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the Sub-Advisor in managing the client account, brokerage for which resulted in the receipt of the statistical data and research information by the Sub-Advisor. However, in the opinion of the Sub-Advisor, the value thereof is not determinable and it is not expected that the expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the research efforts of Sub-Advisor. The Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.




   FUND                             COMMISSIONS PAID
   ----                             ----------------
   Balanced                             $11,725
   International Emerging Markets         5,843
   International I                       13,918
   International SmallCap                   913
   LargeCap Blend                         2,484
   LargeCap Growth                        7,562
   LargeCap Value                        26,085
   MidCap Blend                           6,242
   MidCap Growth                          8,452
   MidCap Value                          22,679
   Partners LargeCap Blend                8,881
   Partners LargeCap Growth I
   Partners MidCap Blend
   Partners MidCap Growth
   Partners MidCap Value
   Partners SmallCap Growth II
   Partners SmallCap Value
   Real Estate                            4,360
   SmallCap Blend                         5,892
   SmallCap Growth                       12,033
   SmallCap Value                         6,053




56                                               Principal Investors Fund
                                                          1-800-547-7754

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-Advisor may also allocate orders on behalf of a Fund to broker-dealers affiliated with the Sub-Advisor. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers that provided research, statistical or other factual information.



                                  TOTAL BROKERAGE COMMISSIONS PAID
                                   FOR PERIODS ENDED OCTOBER 31
                                   ----------------------------
 FUND                                2002          2001
 ----                                ----          ----
 Balanced                         $   42,412     $8,396/(1)/
 International Emerging Markets      100,099      51,891/(1)/
 International I                     143,102      35,448/(1)/
 International II                    358,239      42,584/(1)/
 International SmallCap               35,914      45,529/(1)/
 LargeCap Growth                      47,637      5,047/(1)/
 LargeCap S&P 500 Index               91,415      15,311/(1)/ /
 LargeCap Value                      127,729      22,882/(1)/ /
 MidCap Blend                         36,261      10,897/(1)/
 MidCap Growth                        73,357      20,099/(1)/
 MidCap S&P 400 Index                 13,599      8,607/(1)/
 MidCap Value                        105,268      24,500/(1)/
 Partners LargeCap Blend             179,222      20,079/(1)/
 Partners LargeCap Blend I            27,263      10,334/(1)/
 Partners LargeCap Growth I        1,226,509      25,749/(1)/
 Partners LargeCap Growth II          15,719      9,707/(1)/
 Partners LargeCap Value             907,327      46,467/(1)/
 Partners MidCap Blend                77,025      31,760/(2)/
 Partners MidCap Growth               34,979      32,596/(1)/
 Partners MidCap Value                74,069      40,014/(1)/
 Partners SmallCap Growth I          309,887      11,333/(1)/
 Partners SmallCap Growth II          30,024      16,783/(1)/
 Partners SmallCap Value             293,232      16,541/(2)/
 Preferred Securities                18,937/(3)/
 Real Estate                          72,599      26,298/(1)/
 SmallCap Blend                       97,870      23,490/(1)/
 SmallCap Growth                     166,752      44,836/(1)/
 SmallCap S&P 600 Index               16,508      11,186/(1)/
 SmallCap Value                       94,301      18,975/(1)/



/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2001.
/ //(2)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2001.
/ //3)/ Period from May 1, 2002 (date operations commenced) through October 31,
 2002

Certain broker-dealers are considered to be affiliates of the Fund. Goldman Sachs Asset Management, Soundview Technology Group Inc. and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co., J.P.Morgan Investment


Principal Investors Fund                                               57
www.principal.com

Management Inc., Fleming Martin Ltd., Jardine Fleming Securities Ltd., and
Robert Fleming Inc. are affiliates of J.P.Morgan Securities and Neuberger Berman Management Inc. is an affiliate of Neuberger Berman LLC.
.. Goldman Sachs Asset Management acts as a sub-advisor for an account of
  Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Investment Management Inc. acts as a sub-advisor for Partners
  SmallCap Value I and an account of Principal Variable Contracts Fund, Inc.
.. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap
  Value and Partners SmallCap Growth I Funds and an account of Principal
  Variable Contracts Fund, Inc.

Morgan Stanley Dean Witter, Discover and Morgan Stanley Trust are affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to the act as a sub-advisor for an account of Principal Variable Contracts Fund, Inc. Growth I and Partners MidCap Blend Funds, two accounts of the Principal Variable Contracts Fund, Inc. and the Principal Partners Equity Growth Fund, Inc.


AUTRANET, Inc., Pershing Company, L.P. and Sanford C. Bernstein & Co., LLC are affiliates of Alliance Capital Management L.P., which through its Bernstein Investment Research & Management Unit sub-advises Partners LargeCap Value Fund, an account of Principal Variable Contracts Fund, Inc. and the Principal Partners LargeCap Value Fund, Inc.


DST Securities, Inc. is an affiliate of Janus Capital Corporation which acts as sub-advisor to an account of the Principal Variable Contracts Fund, Inc.


J.C. Bradford & Co., UBS PaineWebber Inc., and UBS Warburg LlC are affiliates of UBS Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Principal Partners SmallCap Growth Fund, Inc. and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:



                                      COMMISSIONS PAID TO AUTRANET, INC.
                                      ----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Partners MidCap Blend
 2001                      $2,263            7.13%                     9.25%
 Partners MidCap
 Growth
 2001                         104            0.32                      0.57






                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Partners MidCap Value
 2002                      $ 1,348            1.82%                    1.56%
 2001                          244            0.61                     0.72
 Partners SmallCap
 Growth I
 2002                       46,423           14.98                    11.99






                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Balanced
 2002                      $ 1,696            1.70%                     3.04%
 2001                          374            4.46                      2.43%
 International
 Emerging Markets
 2002                        1,363            0.95                      0.83
 2001                          705            2.35                      1.96
 International I
 2002                        6,174            1.72                      1.10
 2001                        2,277            6.42                      5.54
 International II
 2002                       13,407           33.33                     49.53
 2001                        4,972           11.67                      9.20
 International
 SmallCap
 2002                          803            1.69                      0.78
 2001                          285            0.63                      0.69
 LargeCap Growth
 2002                          434            0.47                      0.12
 2001                           41            0.80                      0.39
 LargeCap S&P 500
 Index
 2001                            7            0.04                      0.01
 LargeCap Value
 2002                        7,223           19.92                     13.74
 2001                          466            2.03                      1.48
 MidCap Blend
 2002                        2,168            2.96                      3.54
 2001                          500            4.59                      3.73
 MidCap Growth
 2002                        3,917           28.81                      6.17
 2001                        1,357            6.75                      7.63
 MidCap Value
 2002                        5,814            3.24                      1.45
 2001                          628            2.56                      2.21
 Partners LargeCap
 Blend
 2002                        9,023           33.10                     15.94
 2001                          371            1.85                      0.87
 Partners LargeCap
 Blend I
 2002                          624            0.05                      0.05
 2001                          204            1.97                      1.74
 Partners LargeCap
 Growth I
 2002                       82,203          522.96                    167.26
 2001                        1,075            4.17                      3.57
 Partners LargeCap
 Growth II
 2002                        2,263            0.25                      0.60
 2001                        1,756           18.09                      9.56
 Partners MidCap Blend
 2002                        3,044            7.18                      3.44
 2001                        1,285            4.05                      2.51
 Partners MidCap
 Growth
 2002                        1,687            4.82                      2.82
 2001                          584            1.79                      1.90
 Partners MidCap Value
 2002                          859            1.16                      1.01
 2001                          397            0.99                      0.79
 Partners SmallCap
 Growth I
 2002                       22,835            7.37                      7.05
 2001                           65            0.57                      0.42
 Partners SmallCap
 Growth II
 2002                          267            0.89                      0.41
 Partners SmallCap
 Value
 2002                        2,705            0.92                      0.67
 2001                           20            0.12                      0.14
 Real Estate
 2002                        1,885            2.60                      1.62
 SmallCap Blend
 2002                        1,368            1.40                      1.01
 2001                          505            2.15                      1.36
 SmallCap Growth
 2002                        9,037            5.42                      5.07
 2001                        1,387            3.09                      3.38
 SmallCap Value
 2002                        5,433            5.76                      4.62
 2001                          543            2.86                      2.53
 Technology
 2002                        2,890            4.77                      5.03





58                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               59
www.principal.com

                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Partners LargeCap
 Blend
 2002                       $485             1.78%                     1.18%
 Partners MidCap
 Growth
 2002                         65             0.18                      0.08



                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Balanced
 2002                      $   735            0.73%                    1.59%
 2001                          176            2.10                     1.53
 International
 Emerging Markets
 2002                       11,684            8.16                     3.47
 2001                        4,834            9.32                     8.82
 International I
 2002                       10,642            2.97                     1.79
 2001                        3,437            9.70                     7.52
 International II
 2002                       27,387           76.26                    92.75
 2001                          697            1.64                     1.40
 International
 SmallCap
 2002                          767            1.61                     0.44
 2001                          405            0.89                     0.60
 LargeCap Growth
 2002                          313            0.34                     0.11
 2001                           29            0.57                     0.37
 LargeCap Value
 2002                        4,856           13.39                    10.15
 2001                           49            0.21                     0.25
 MidCap Blend
 2002                        1,068            1.46                     2.01
 2001                          198            1.81                     1.06
 MidCap Growth
 2002                        2,290           16.84                     4.26
 2001                          129            0.64                     0.73
 MidCap Value
 2002                        3,886            2.17                     0.85
 2001                          770            3.14                     2.65
 Partners LargeCap
 Blend
 2002                        4,546           16.67                    10.96
 2001                          498            2.48                     0.84
 Partners LargeCap
 Blend I
 2002                          163            0.01                     0.01
 2001                          174            1.68                     0.80
 Partners LargeCap
 Growth I
 2002                       33,079          210.44                    67.56
 2001                          425            1.65                     1.47
 Partners LargeCap
 Growth II
 2002                           36            0.00                     0.01
 2001                           20            0.21                     0.10
 Partners MidCap Blend
 2002                        2,182            5.14                     2.42
 2001                        1,204            3.79                     2.89
 Partners MidCap
 Growth
 2002                        1,474            4.21                     2.30
 2001                          594            1.82                     1.54
 Partners MidCap Value
 2002                        1,006            1.36                     1.33
 2001                          430            1.07                     1.16
 Partners SmallCap
 Growth I
 2002                       12,502            4.03                     4.33
 2001                           56            0.49                     0.43
 Partners SmallCap
 Growth II
 2002                          240            0.80                     0.40
 Partners SmallCap
 Value
 2002                        1,805            0.62                     0.42
 2001                           30            0.18                     0.18
 Real Estate
 2002                        2,925            4.03                     1.82
 2001                        1,395            5.30                     4.28
 SmallCap Blend
 2002                          118            0.12                     0.11
 2001                           89            0.38                     0.40
 SmallCap Growth
 2002                        5,445            3.27                     2.69
 2001                          443            0.99                     1.45
 SmallCap Value
 2002                        3,421            3.63                     2.60
 2001                          547            2.88                     2.45
 Technology
 2002                        3,399            5.61                     5.25





60                                               Principal Investors Fund
                                                          1-800-547-7754

                             COMMISSIONS PAID TO JARDINE FLEMING SECURITIES LTD.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 International II
 2002                      $3,551            9.89%                    10.96%
 2001                         622            1.46                      2.36
 Technology
 2002                         101            0.17                      0.20






                           COMMISSIONS PAID TO MORGAN STANLEY DEAN WITTER, DISCOVER
                           --------------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Balanced
 2001                      $  272             3.24%                    2.36%
 International
 Emerging Markets
 2001                         175             0.34                     0.36
 International I
 2001                          53             0.15                     0.19
 International II
 2001                         530             1.24                     1.15
 LargeCap Blend
 2001                         206             1.99                     4.54
 LargeCap Growth
 2001                          13             0.26                     0.31
 LargeCap S&P 500
 Index
 2001                           6             0.04                     0.01
 LargeCap Value
 2001                         283             1.23                     1.27
 MidCap Blend
 2001                         275             2.52                     1.87
 MidCap Growth
 2001                         833             4.14                     3.86
 MidCap Value
 2001                         301             1.23                     1.19
 Partners LargeCap
 Blend
 2001                       2,426            12.08                     8.01
 Partners LargeCap
 Growth I
 2001                         180             0.70                     0.80
 Partners LargeCap
 Growth II
 2001                         277             2.85                     1.11
 Partners MidCap
 Growth
 2001                       1,253             3.84                     3.60
 Partners MidCap Value
 2001                          10             0.02                     0.01
 Partners SmallCap
 Growth II
 2001                          12             0.07                     0.07
 Real Estate
 2001                       1,060             4.03                     4.21
 SmallCap Blend
 2001                         181             0.77                     1.95
 SmallCap Growth
 2001                         300             0.67                     0.91
 SmallCap Value
 2001                         233             1.23                     0.79





Principal Investors Fund                                               61
www.principal.com

                                COMMISSIONS PAID TO MORGAN STANLEY & CO., INC.
                                ----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Balanced
 2002                     $ 15,371           15.36%                    44.59%
 International
 Emerging Markets
 2002                       14,587           10.19                      6.71
 International I
 2002                       16,162            4.51                      2.98
 International II
 2002                       17,409           48.47                     52.16
 International
 SmallCap
 2002                          852            1.79                      0.87
 LargeCap Growth
 2002                        8,179            8.95                      4.99
 LargeCap Value
 2002                       17,625           48.61                     61.56
 MidCap Blend
 2002                        2,785            3.80                      9.51
 MidCap Growth
 2002                        6,972           51.27                     21.27
 MidCap Value
 2002                        8,005            4.47                      2.78
 Partners LargeCap
 Blend
 2002                        8,251           30.26                     30.56
 Partners LargeCap
 Blend I
 2002                        4,900            0.40                      0.56
 Partners LargeCap
 Growth I
 2002                      123,127          783.32                    430.06
 Partners LargeCap
 Growth II
 2002                          713            0.08                      0.22
 Partners MidCap
 Growth
 2002                          901            2.58                      2.02
 Partners SmallCap
 Growth I
 2002                          892            0.29                      0.27
 Partners SmallCap
 Growth II
 2002                          705            2.35                      1.96
 Partners SmallCap
 Value
 2002                        3,465            1.18                      0.80
 Real Estate
 2002                        5,230            7.20                      4.34
 SmallCap Blend
 2002                       23,214           23.72                     30.46
 SmallCap Growth
 2002                       11,041            6.62                      6.97
 SmallCap Value
 2002                        9,305            9.87                     15.70
 Technology
 2002                        4,424            7.30                      7.58


                                   COMMISSIONS PAID TO MORGAN STANLEY TRUST
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 International II
 2001                       3,394             7.97                     7.10
 Partners LargeCap
 Growth I
 2001                          18             0.07                     0.09




62                                               Principal Investors Fund
                                                          1-800-547-7754

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Partners LargeCap
 Growth I
 2002                      $ 6,594           41.95%                   23.31%
 2001                           30            0.12                     0.16
 Partners MidCap Blend
 2002                          115            0.27                     0.11
 Partners MidCap Value
 2002                       50,061           67.59                    66.58
 2001                       20,240           50.58                    51.80
 Partners SmallCap
 Growth I
 2002                       56,539           18.25                    22.09
 2001                        4,775           42.13                    43.16





                                  COMMISSIONS PAID TO PERSHING COMPANY, L.P.
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Partners MidCap Value
 2001                        $40             0.10%                     0.10%




Principal Investors Fund                                               63
www.principal.com

                                  COMMISSIONS PAID TO PERSHING COMPANY, L.P.
                                  ------------------------------------------
                                         AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
                        TOTAL DOLLAR   TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 FUND                      AMOUNT      -----------------   ----------------------------
 ----                      ------
 Partners MidCap Value
 2001                        $40             0.10%                     0.10%






                                   COMMISSIONS PAID TO ROBERT FLEMING INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 International I
 2001                       $793             2.24%                     2.84%
 International
 SmallCap
 2001                        574             1.26                      0.81






                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Balanced
 2002                     $  1,060              1.06                     2.19
 2001                        1,290             15.37                    12.12
 International I
 2002                        2,087              0.58                     0.45
 International II
 2002                        3,029              8.43                     2.00
 LargeCap Growth
 2002                        1,012              1.11                     0.54
 2001                          204              4.03                     2.87
 LargeCap Value
 2002                        4,050             11.17                     6.37
 2001                          185              0.81                     0.81
 MidCap Blend
 2002                        5,237              7.14                    11.92
 2001                          319              2.92                     2.48
 MidCap Growth
 2002                        8,045             59.16                    20.63
 2001                        2,881             14.33                    14.56
 MidCap Value
 2002                        1,636              0.91                     0.46
 2001                          530              2.16                     2.26
 Partners LargeCap
 Blend
 2002                          100              0.37                     0.22
 2001                          242              1.21                     0.35
 Partners
 LargeCap Blend I
 2002                           96              0.01                     0.01
 2001                           43              0.41                     0.32
 Partners LargeCap
 Growth I
 2002                       23,080            146.83                    53.38
 2001                          387              1.50                     1.57
 Partners LargeCap
 Growth II
 2002                          360              0.04                     0.05
 2001                           80              0.82                     0.48
 Partners LargeCap
 Value
 2002                      865,585          1,123.77                 1,466.98
 2001                       46,467            100.00                   100.00
 Partners MidCap Blend
 2002                        1,878              4.43                     2.71
 2001                           66              0.21                     0.21
 Partners MidCap
 Growth
 2002                          470              1.34                     1.16
 2001                           98              0.30                     0.39
 Partners MidCap Value
 2002                        2,360              3.19                     3.19
 2001                          835              2.09                     2.31
 Partners SmallCap
 Growth I
 2002                        1,945              0.63                     0.75
 2001                          320              2.82                     2.68
 Partners SmallCap
 Growth II
 2002                           60              0.20                     0.20
 Real Estate
 2002                          695              0.96                     1.31
 SmallCap Blend
 2002                        1,052              1.08                     0.96
 2001                        1,070              4.55                     3.16
 SmallCap Growth
 2002                        3,467              2.08                     2.35
 2001                          455              1.01                     1.40
 SmallCap Value
 2002                        1,031              1.09                     1.03
 2001                           65              0.34                     0.39
 Technology
 2002                        3,657              6.04                     5.33





64                                               Principal Investors Fund
                                                          1-800-547-7754

                             COMMISSIONS PAID TO SOUNDVIEW TECHNOLOGY GROUP, INC.
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 MidCap Growth
 2001                      $   13            0.06%                     0.07%
 MidCap Value
 2001                         195            0.80                      0.37
 Partners LargeCap
 Growth I
 2001                          40            0.16                      0.10
 Partners LargeCap
 Growth II
 2001                         545            5.61                      2.63
 Partners MidCap Blend
 2001                       2,263            7.13                      9.25
 Partners MidCap
 Growth
 2001                         284            0.87                      0.84
 Partners MidCap Value
 2001                       1,180            2.95                      2.77
 Partners SmallCap
 Growth I
 2001                          25            0.22                      0.45
 SmallCap Growth
 2001                          53            0.12                      0.10






                                  COMMISSIONS PAID TO SPEAR, LEEDS & KELLOG
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Partners LargeCap
 Growth I
 2002                       9,190            58.47                     24.43
 2001                           9             0.08                      0.01
 Partners MidCap Blend
 2002                          57             0.13                      0.08
 2001                          44             0.14                      0.09
 Partners MidCap
 Growth
 2002                         796             2.28                      1.57
 2001                         121             0.37                      0.41
 Partners SmallCap
 Growth I
 2002                         716             0.23                      0.20
 Partners SmallCap
 Value
 2002                       4,210             1.44                      0.79





Principal Investors Fund                                               65
www.principal.com

                                       COMMISSIONS PAID TO UBS WARBURG
                                       -------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS   COMMISSIONABLE TRANSACTION S
 ----                      ------      -----------------   ----------------------------
 Balanced
 2002                      $   344            0.34%                     0.84
 International
 Emerging Markets
 2002                       10,532            7.36                      4.71
 International I
 2002                       12,392            3.46                      2.31
 International II
 2002                       42,997          119.72                    130.07
 International
 SmallCap Fund
 2002                        6,134           12.88                      5.98
 LargeCap Growth
 2002                          313            0.34                      0.12
 LargeCap Value
 2002                        6,586           18.16                     19.56
 MidCap Blend
 2002                          622            0.85                      1.24
 MidCap Growth
 2002                        1,670           12.28                      6.02
 MidCap Value
 2002                        4,829            2.69                      1.28
 Partners LargeCap
 Blend
 2002                          130            0.48                      0.62
 Partners
 LargeCap Blend I
 2002                          318            0.03                      0.02
 Partners LargeCap
 Growth I
 2002                       62,482          397.50                    125.69
 Partners LargeCap
 Growth II
 2002                          399            0.04                      0.07
 Partners MidCap Blend
 2002                        2,780            6.55                      2.95
 Partners MidCap
 Growth
 2002                        1,118            3.20                      1.77
 Partners MidCap Value
 2002                        1,208            1.63                      2.26
 Partners SmallCap
 Growth I
 2002                       19,873            6.41                      5.11
 Partners SmallCap
 Growth II
 2002                           70            0.23                      0.11
 Real Estate
 2002                        1,508            2.08                      1.57
 SmallCap Blend
 2002                          443            0.45                      0.25
 SmallCap Growth
 2002                        3,652            2.19                      2.10
 SmallCap Value
 2002                        4,075            4.32                      3.34
 Technology
 2002                        6,331           10.45                      8.81





66                                               Principal Investors Fund
                                                          1-800-547-7754

ORDER ALLOCATION
The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The Sub-Advisor places orders to trade portfolio securities for each of the Funds. The following describes the process used by the Sub-Advisor in allocating securities among its clients and/or accounts it manages.

Balanced, International I, International II, International Emerging Markets,
----------------------------------------------------------------------------
International SmallCap, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500,
----------------------------------------------------------------------------
LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value,
--------------------------------------------------------------------------
Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030,
--------------------------------------------------------------------------
Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic
------------------------------------------------------------------------------
Income, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 and SmallCap Value
----------------------------------------------------------------------------
Funds
---------
If, in carrying out the investment objectives of the Funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Funds and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds (or, in the case of a Sub-Advisor, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of a Sub-Advisor, each Fund's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.


The Sub-Advisor expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Sub-Advisor considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the Sub-Advisor are insufficient to provide a meaningful allocation to each participating account. In such cases, the Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


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Partners MidCap Growth
----------------------
Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possible more attractive prices, will not extend to the directed client. Allocations exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

Partners LargeCap Blend
-----------------------
With respect to IPOs, Federated combines all purchase orders made for each fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the funds' participation in the IPOs. Prior to entering the order, Federated will prepare a record of which funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating funds in proportion to their participation in the order and notifies the portfolio manager of each participating fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from fund's wishing to purchase the IPO securities exceed request to sell such securities.

With respect to transactions among multiple funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.


With respect to transactions for fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf of funds include (but are limited to), with respect to each fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.


Partners LargeCap Growth
------------------------
Putnam Investment Management, LLC ("Putnam") executes as many as 7,700 trades daily on its Boston-based trading floor. It is important that trades be coordinated to leverage the best possible pricing. In many cases, Putnam's traders will not go to the market in one large block because they see that it will inappropriately move the price of the security to the detriment of clients. In these cases, careful timing of purchases is the most prudent course of action to take. Once a large quantity of a security is acquired by Putnam on behalf of its clients, it is allocated to each specific client on a pro-rata basis. Senior Putnam Trading Professionals actively monitor all trades and brokerage firms. In monitoring trading activity, Putnam is primarily interested in consistency of performance and obtaining best execution. Brokers are


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compensated according to these factors as well as the quality and scope of transaction services they have provided. In keeping with Putnam's commitment to best execution, we consider factors relevant to minimizing costs, including the size and timing of the transaction, the nature of the market for the security, the commission, and the quality of service rendered by the broker/dealer in other transactions.

Partners LargeCap Growth I and Partners MidCap Blend
----------------------------------------------------
Transactions for each portfolio account advised by Morgan Stanley generally are completed independently. Morgan Stanley, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which Morgan Stanley and related persons of Morgan Stanley act as investment manager and administrator, and in which Morgan Stanley, its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of Morgan Stanley and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. Morgan Stanley effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (including the Partners LargeCap Growth I and Partners MidCap Blend Funds) that participates in a batched transaction will participate at the average share price for all of Morgan Stanley's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. Morgan Stanley may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if Morgan Stanley is unable to fully execute a batched transaction and Morgan Stanley determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, Morgan Stanley may allocate such securities in a manner determined in good faith to be a fair allocation.

Partners LargeCap Value
---------------------------
In carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other account managed by Bernstein. Bernstein's allocation and executions policies are designed to assist it in providing clients with money management on an individual basis. In circumstances where other units of Alliance are placing orders for the same securities as Bernstein, order executions are not coordinated. Prior to determining which accounts should participate in a potential purchase or sale of blocks of securities during a trading day, in addition to prevailing market conditions, Bernstein considers: 1) for purchases:
a) whether the security is appropriate for all accounts or a certain category of accounts; b) whether the security is appropriate for all accounts, though in varying percentages for each account; or c) whether the security is appropriate for a certain category of accounts, and 2) for sales: a) whether the security should not be owned by any of its client accounts; b) whether the security should be owned in lesser percentages for each account or a certain category of accounts; or c) whether Bernstein intends to liquidate a position for tax purposes for those clients requiring a gain or loss. Where Bernstein determines to sell a security regardless of tax considerations, both taxable and tax-exempt accounts are eligible for sale contemporaneously. In those situations where tax gains influence the sale, securities in the tax-exempt accounts will usually be placed for sale first, as additional time is needed to consider the tax implications for each taxable account. Conversely, when tax losses influence the sale, Bernstein may prioritize taxable clients first as the loss has a specific impact in a given year. When orders are generated, the decision as to which accounts should participate, and in what amount, is based on the type of security, the present or desired structure of the portfolio, the nature of the account's goals and tolerance for risk, the tax status, and the permitted investment techniques. As a result, Bernstein may have different price limits at which it would desire to purchase or sell a security for different accounts. Bernstein's portfolio-information system, portfolio reports and quality control reports permit it to consider and weigh these factors as appropriate.

Upon execution of an order, the appropriate amounts and prices are recorded for each account. Bernstein's Trading and Technical Group records the specific accounts that may participate in a proposed execution of U.S. equity orders. The pending orders on these accounts are then used as a basis for the allocations of executed orders. U.S.equity orders for accounts for which Bernstein's affiliated broker-dealer, Sanford C. Bernstein & Co., LLC ("SCB LLC") executes transactions and accounts that utilize other brokers are executed on a proportional basis. Among the


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accounts that direct brokerage to firms other than SCB LLC, the priority of the orders is generally determined on a random basis. This procedure may vary depending on factors such as purchase or sale opportunities among brokers selected by the clients, the size of the order and timing considerations.


Where SCB LLC executes transactions, at any particular time, all outstanding equity orders for investment management accounts for the same security at the same limit are treated equally. When such executions occur at different prices during the day, participating clients get the average price of all eligible executions in that security during the day. If all the orders for the same security have the same limit, or if all the executions satisfy the most restrictive limit, then all the executions are price-averaged for allocation to the orders. Otherwise, the orders are grouped according to limit. For each group, portions of each execution are chosen such that the average price of executions chosen for each group meets its limit, does not exceed the quantity ordered and comes closer to proportional allocation than any other distribution. If the amount that SCB LLC has been able to execute in the desired price range is not sufficient to fill all the orders, the total amount executed is allocated to the accounts on a mechanical basis as described below.


Accounts are generally divided into two categories: 1) those with equity equal to or greater than $5 million (including relationships with combined equity equal or greater than $5 million), and 2) those with equity less than $5 million. Accounts or account relationships falling into the first category will receive the appropriate partial allocation rounded to the nearest 100 shares if the result of the partial allocation is 1,000 shares or more. In any account or account relationship in this category where, as a result of the partial allocation, the account or account relationship would receive less than1,000 shares, those accounts or account relationships are then chosen on a random basis to receive, if selected, the lesser of 1,000 shares or the number of shares remaining to be filled. Transactions for accounts or account relationships with equity of less than $5 million will be allocated on an all-or-nothing basis by random selection. This category of accounts and account relationships will receive roughly the percentage of the execution to which it is entitled as a whole (e.g. if this group represents 30% of the entire order, then approximately 30% of the shares executed will be allocated to the group). However, if there are shares remaining that would result in a partial allocation to an account with equity of less than $5 million, these shares will be allocated, if possible, to accounts with equity greater than $5 million if there are partials that have not been completed. To the extent that there are none, these shares will be allocated to one account with equity of less than $5 million, resulting in a partial allocation. While a defined relationship of accounts will generally be treated as a single trading entity from the standpoint of allocation, account-specific factors, such as differences in risk tolerance, tax considerations or permitted investment techniques, may make treatment of the relationship as an entity inappropriate.


For equity accounts, allocation may also be based on the following additional factors:1) whether or not a client has an existing partial position in that particular security; 2) the tax status of the account, e.g. time constraints involved in reviewing tax consequences or effecting tax strategies; 3) the account's risk/reward goals; and 4) time constraints involved in reviewing guidelines which may prohibit certain allocations.


IPOs generally do not fall within the investment objectives of Bernstein's clients in its value services.


Preferred Securities
--------------------
If, in carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other accounts managed by the Sub-Advisor at the same time, Spectrum may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the Fund and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling the Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for the Fund and other client accounts participating in an aggregate or "bunched" order will be placed into the Fund and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


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If purchases and sales of the same securities are to be made for two or more
Funds or other accounts managed by the Sub-Advisor, the Sub-Advisor will frequently allocate the purchases and sales on a pro-rata basis, or may allocate the trades to individual accounts to address diversification issues raised by individual account guidelines and/or cashflows. The Sub-Advisor's allocation policies are designed such that no account will be favored over another account, Fund, or portfolio.


The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Sub-Advisor does not purchase IPO's as part of its Preferred Stock strategy, and therefore will not purchase IPO's for the Fund or for any other account for which the Sub-Advisor manages a Preferred Stock strategy.


Partners SmallCap Growth II
---------------------------
UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Sub-Advisor, however, the results of such procedures will, on the whole, be in the interest of each of its clients..

Partners SmallCap Value
---------------------------
Frequently, Ark Asset enters into "block" trades on behalf of its client accounts. Ark Asset's client accounts include separately managed accounts, pooled investment vehicles including Limited Liability Companies and Investment Companies for which Ark Asset acts as investment manager, and accounts of pension plans covering employees of Ark Asset. Ark Asset enters into such trades as part of its general trading policy designed to ensure that none of the its client accounts are favored over any other client account and to facilitate best execution.

Specifically, each client account (including the Fund) that participates in a block trade will participate at the average share price for all of Ark Asset's transactions in that security on that business day, entered into on behalf of the same group of client accounts. Securities purchased or sold in such a block trade are allocated to the relevant client accounts pro-rata, based on each client account's market value, subject to any specific restrictions imposed by Ark Asset's clients. However, Ark Asset normally excludes the accounts of pension plans covering employees of Ark Asset from block trades and trades on behalf of such pension plans subsequent to the completion of such block trades.


Ark Asset does not purchase IPOs as part of its SmallCap Value Strategy and therefore will not purchase IPOs on behalf of the Partners SmallCap Value Fund or any other of its client accounts which are invested in its SmallCap Value Strategy.


Ark Asset does not trade on behalf of any client accounts with broker-dealer affiliates.


If the purchase or sale of securities consistent with the investment objectives of the Funds or one or more of the other clients for which American Century, Dreyfus, J.P. Morgan Investment or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund or client.


PURCHASE, REDEMPTION AND PRICING OF SHARES


PURCHASE OF SHARES
Shares of the Advisors Select, Advisors Preferred, Select, Preferred classes and Institutional Class of the currently offered Funds can be purchased only by:


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.. the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts (Institutional Class shares), .. any Fund distributed by Princor, if the Fund seeks to achieve its investment objective by investing primarily in shares of Funds distributed by Princor (a "fund-of-funds") (Institutional Class shares), and
.. certain employer sponsored retirement plans (Advisors Preferred, Advisors
  Select, Preferred and Select Classes of shares).

Class J shares are offered only to individuals (and his/her spouse) who:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life;
.. to customers of Principal Connection or the small business direct sales team;
  and
.. to customers purchasing shares through the Principal Income IRA.

Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE").


The Advisors Select, Advisors Preferred, Select and Preferred classes are currently available through registered representatives of Princor, registered representatives of certain broker/dealers selected by Princor or financial planners.


Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."


SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


Sales of shares of the Funds (except Class J shares), like purchases, may only be effected through the separate accounts of participating insurance companies, an employer sponsored plan or a fund of funds. Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


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OFFERING PRICE
For all Funds except the Money Market Fund
------------------------------------------
As stated in the Prospectuses, the NAV of each Class of the Funds (except Money Market Fund) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The share price for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund sharesof that Class outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Directors.


Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per Class per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Bard as may from time to time be necessary.


PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.


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NOTES:

.. If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.

.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

.. The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.


  In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds as described above. The share price is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.


Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Directors have established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund


74                                               Principal Investors Fund
                                                          1-800-547-7754
may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of the same class of the same Fund at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.


Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.


CALCULATION OF PERFORMANCE DATA


FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND
A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Comparative performance information may be used from time to time in advertising the Funds, including appropriate market indices including the benchmarks shown in the prospectus for the Fund or data from Lipper, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: 1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); 2) discussions of general economic trends; 3) presentations of statistical data to supplement such discussions; 4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; 5) descriptions of investment strategies for one or more of the Funds; 6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; 7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; 8) discussions of fund rankings or ratings by recognized rating organizations; and 9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical


Principal Investors Fund                                               75
www.principal.com
compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.


Money Market Fund Yield
-----------------------

The Money Market Fund may advertise its yield and its effective yield. Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the Fund's portfolio. As of October 31, 2002, the Money Market Fund's yield was as follows:



                                         YIELD AS OF OCTOBER 31, 2002
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Money Market            0.65%      0.83%      1.14%    1.02%       1.40%       0.52%




Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 2002, the Money Market Fund's effective yield was:



                                         YIELD AS OF OCTOBER 31, 2002
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Money Market            0.65%      0.83%      1.14%    1.02%       1.41%       0.52%




The yield quoted at any time for the Money Market Fund represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.


The yield for the Money Market Fund fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.


Total Return for all other Funds
--------------------------------

When advertising total return figures, each of the other Funds will include its average annual total return for each of the one, five and ten year periods that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other


76                                               Principal Investors Fund
                                                          1-800-547-7754
period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

The average annual total return for the periods ending October 31, 2002 for the Advisors Select Class shares are as follows:

 FUND                                              1-YEAR          5-YEAR
 ----                                              ------          ------
 Balanced                                           -9.39%       -10.05/(1)/%
 Bond & Mortgage Securities                          3.80         7.63/(1)/     /
 Capital Preservation                                3.50         3.59/(2)/
 Government Securities                               5.00         7.43/(1)/
 High Quality Intermediate-Term Bond                 4.43         7.99/(//3//)/
 High Quality Long-Term Bond                         4.15         7.80/(//4//)/
 High Quality Short-Term Bond                        3.72         6.98/(//5//)/
 International Emerging Markets                      5.34        -8.21/(//3//)/
 International I                                   -12.33        -20.99/(//6//)/
 International II                                  -12.32        -20.33/(//4//)/
 International SmallCap                            -10.41        -20.36/(//5//)/
 LargeCap Growth                                   -18.12        -28.80/(//4//)/
 LargeCap S&P 500 Index                            -16.15        -19.52/(1)/
 LargeCap Value                                     -9.26        -10.38/(//1//)/
 MidCap Blend                                       -2.95        -5.81/(1)/
 MidCap Growth                                     -30.65        -36.50/(//4//)/
 MidCap S&P 400 Index                               -6.25        -8.41/(1)/
 MidCap Value                                        0.44        -0.68/(//5//)/
 Money Market                                        0.88         2.26/(//6//)/
 Partners LargeCap Blend                           -10.18        -11.72/(//5//)/
 Partners LargeCap Blend I                         -19.84        -22.99/(//6//)//
 Partners LargeCap Growth I                        -19.38        -23.93/(//6//)/
 Partners LargeCap Growth II                       -17.46        -24.86/(//6//)/
 Partners LargeCap Value                            -9.96        -4.46/(//4//)/
 Partners MidCap Blend                             -21.26        -20.29/(//7//)/
 Partners MidCap Growth                            -19.85        -32.27/(//5//)/
 Partners MidCap Value                              -1.39        -4.38/(//6//)/
 Partners SmallCap Growth I                        -30.78        -28.56/(//6//)/
 Partners SmallCap Growth II                        -9.29        -28.23/(//5//)/
 Partners SmallCap Value                            -3.44        -2.37/(//7//)/
 Principal LifeTime 2010                            -3.98        -3.46/(//7//)/
 Principal LifeTime 2020                            -5.40        -5.14/(//7//)/
 Principal LifeTime 2030                            -7.26        -7.43/(//7//)/
 Principal LifeTime 2040                            -8.74        -8.03/(//7//)/
 Principal LifeTime 2050                           -11.05        -11.38/(//7//)/
 Principal Lifetime Strategic Income                -2.11        -1.39/(//7//)/ /
 Real Estate                                         8.96         6.72/(//3//)/
 SmallCap Blend                                     -7.83        -.3.95/(//6//)/
 SmallCap Growth                                   -30.69        -26.25/(//4//)/
 SmallCap S&P 600 Index                             -4.96        -3.22/(//3//)/
 SmallCap Value                                      3.90         4.52/(//5//)/



/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.






Principal Investors Fund                                               77
www.principal.com

The average annual total return for the periods ending October 31, 2002 for the Advisors Preferred Class shares are as follows:

 FUND                                                 1-YEAR          5-YEAR
 ----                                                 ------          ------
 Balanced                                              -9.21%       -9.85/(1)/%
 Bond & Mortgage Securities                             4.08         7.91/(1)/     /
 Capital Preservation                                   3.68         3.78/(2)/
 Government Securities                                  5.09         7.60/(1)/
 High Quality Intermediate-Term Bond                    4.61         8.17/(//3//)/
 High Quality Long-Term Bond                            4.34         7.98/(//4//)/
 High Quality Short-Term Bond                           3.91         7.26/(//5//)/
 International Emerging Markets                         5.53        -8.06/(//3//)/
 International I                                      -12.03        -20.73/(//6//)/
 International II                                      -9.07        -18.67/(//4//)/
 International SmallCap                               -10.38        -20.23/(//5//)/
 LargeCap Growth                                      -18.10        -28.73/(//4//)/
 LargeCap S&P 500 Index                               -15.86        -19.32/(1)/
 LargeCap Value                                        -9.09        -10.24/(//1//)/
 MidCap Blend                                          -2.78        -5.62/(1)/
 MidCap Growth                                        -30.60        -36.39/(//4//)/
 MidCap S&P 400 Index                                  -6.08        -8.32/(1)/
 MidCap Value                                           0.61        -0.54/(//5//)/
 Money Market                                           1.06         2.44/(//6//)/
 Partners LargeCap Blend                              -10.11        -11.58(/5//)/
 Partners LargeCap Blend I                            -19.78        -22.85/(//6//)//
 Partners LargeCap Growth I                           -17.99        -23.13/(//6//)/
 Partners LargeCap Growth II                          -17.41        -24.73/(//6//)/
 Partners LargeCap Value                               -7.73        -3.18/(//4//)/
 Partners MidCap Blend                                -21.13        -20.15/(//7//)/
 Partners MidCap Growth                               -18.59        -31.69/(//5//)/
 Partners MidCap Value                                  0.11        -3.57/(//6//)/
 Partners SmallCap Growth I                           -30.60        -28.41/(//6//)/
 Partners SmallCap Growth II                           -9.12        -28.10/(//5//)/
 Partners SmallCap Value                               -3.24        -2.19/(//7//)/
 Principal LifeTime 2010                               -3.81        -3.30/(//7//)/
 Principal LifeTime 2020                               -5.22        -4.97/(//7//)/
 Principal LifeTime 2030                               -7.09        -7.27/(//7//)/
 Principal LifeTime 2040                               -8.57        -7.86/(//7//)/
 Principal LifeTime 2050                              -10.88        -11.22/(//7//)/
 Principal Lifetime Strategic Income                   -1.93        -1.22/(//7//)/ /
 Real Estate                                            9.94         7.28/(//3//)/
 SmallCap Blend                                        -7.79        -3.83/(//6//)/
 SmallCap Growth                                      -30.69        -26.21/(//4//)/
 SmallCap S&P 600 Index                                -4.75        -3.00/(//3//)/
 SmallCap Value                                         3.98         4.67/(//5//)/



/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.




The average annual total return for the periods ending October 31, 2002 for the Select Class shares are as follows:

 FUND                                     1-YEAR         5-YEAR
 ----                                     ------         ------
 Balanced                                  -9.02%        -9.70/(1)/%
 Bond & Mortgage Securities                 4.96          8.43/(1)/     /
 Capital Preservation                       3.88          3.94/(2)/
 Government Securities                      5.48          7.89/(1)/
 High Quality Intermediate-Term Bond        4.81          8.36/(//3//)/
 High Quality Long-Term Bond                4.53          8.17/(//4//)/
 High Quality Short-Term Bond               3.20          6.96/(//5//)/
 International Emerging Markets             5.85         -7.86/(//3//)/
 International I                          -11.96        -20.64/(//6//)/
 International II                         -11.96        -20.04/(//4//)/
 International SmallCap                   -10.09        -20.04/(//5//)/
 LargeCap Growth                          -17.91        -28.58/(//4//)/
 LargeCap S&P 500 Index                   -15.79        -19.18/(1)/
 LargeCap Value                            -8.90        -10.03/(1)/
 MidCap Blend                              -2.59         -5.47/(1)/
 MidCap Growth                            -30.38        -36.26/(//4//)/
 MidCap S&P 400 Index                      -5.99         -8.12/(1)/
 MidCap Value                               0.91         -0.28/(//5//)/
 Money Market                               1.26          2.64/(//6//)/
 Partners LargeCap Blend                   -9.93        -11.43/(//5//)/
 Partners LargeCap Blend I                -19.60        -22.71/(//6//)/ /
 Partners LargeCap Growth I               -19.03        -23.59/(//6//)/
 Partners LargeCap Growth II              -17.25        -24.61/(//6//)/
 Partners LargeCap Value                   -9.59         -4.11/(//4//)/
 Partners MidCap Blend                    -20.99        -20.01/(//7//)/
 Partners MidCap Growth                   -19.48        -32.03/(//5//)/
 Partners MidCap Value                     -0.96         -4.00/(//6//)/
 Partners SmallCap Growth I               -30.52        -28.26/(//6//)/
 Partners SmallCap Growth II               -8.95        -27.96/(//5//)/
 Partners SmallCap Value                   -3.03         -2.00/(//7//)/
 Principal LifeTime 2010                   -3.63         -3.13/(//7//)/
 Principal LifeTime 2020                   -5.04         -4.80/(//7//)/
 Principal LifeTime 2030                   -6.91         -7.10/(//7//)/
 Principal LifeTime 2040                   -8.49         -7.76/(//7//)/
 Principal LifeTime 2050                  -10.81        --11.12/(//7//)/
 Principal LifeTime Strategic Income       -1.75         -1.05/(//7//)/ /
 Real Estate                                9.44          7.13/(//3//)/
 SmallCap Blend                            -7.98         -3.84/(//6//)/
 SmallCap Growth                          -30.47        -26.07/(//4//)/
 SmallCap S&P 600 Index                    -4.56         -2.86/(//3//)/
 SmallCap Value                             4.17          4.82/(//5//)/




78                                               Principal Investors Fund
                                                          1-800-547-7754

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.




The average annual total return for the periods ending October 31, 2002 for the Preferred Class shares are as follows:

 FUND                                        1-YEAR          5-YEAR
 ----                                        ------          ------
 Balanced                                     -8.89%       -9.53/(1)/%
 Bond & Mortgage Securities                    4.50         8.22/(1)/     /
 Capital Preservation                          4.00         4.10/(2)/
 Government Securities                         5.61         8.01/(1)/
 High Quality Intermediate-Term Bond           4.93         8.58/(//3//)/
 High Quality Long-Term Bond                   4.66         8.18/(//4//)/
 High Quality Short-Term Bond                  4.13         7.51/(//5//)/
 International Emerging Markets                5.97        -7.85/(//3//)/
 International I                             -11.61        -20.48/(//6//)/
 International II                            -11.72        -19.93/(//4//)/
 International SmallCap                       -9.87        -19.88/(//5//)/
 LargeCap Growth                             -17.75        -28.51/(//4//)/
 LargeCap S&P 500 Index                      -15.31        -18.95/(1)/
 LargeCap Value                               -8.79        -9.92/(1)/
 MidCap Blend                                 -2.47        -5.30/(1)/
 MidCap Growth                               -30.22        -36.18/(//4//)/
 MidCap S&P 400 Index                         -5.78        -8.01/(1)/
 MidCap Value                                  0.92        -0.17/(//5//)/
 Money Market                                  1.38         2.77/(//6//)/
 Partners LargeCap Blend                      -9.82        -11.37/(//5//)/
 Partners LargeCap Blend I                   -19.59        -22.59/(//6//)//
 Partners LargeCap Growth I                  -18.88        -23.50/(//6//)/
 Partners LargeCap Growth II                 -17.12        -24.54/(//6//)/
 Partners LargeCap Value                      -9.37         -3.99(/4//)/
 Partners MidCap Blend                       -20.96        -19.94/(//7//)/
 Partners MidCap Growth                      -19.33        -31.96/(//5//)/
 Partners MidCap Value                        -0.83        -3.88/(//6//)/
 Partners SmallCap Growth I                  -30.11        -28.04/(//6//)/
 Partners SmallCap Growth II                  -8.93        -27.90/(//5//)/
 Partners SmallCap Value                      -2.93        -1.88/(//7//)/
 Principal LifeTime 2010                      -3.50        -3.00/(//7//)/
 Principal LifeTime 2020                      -4.91        -4.67/(//7//)/
 Principal LifeTime 2030                      -6.89        -7.03/(//7//)/
 Principal LifeTime 2040                      -8.26        -7.56/(//7//)/
 Principal LifeTime 2050                     -10.69        -10.99/(//7//)/
 Principal Lifetime Strategic Income          -1.63        -0.92/(//7//)/ /
 Real Estate                                   9.47         7.15/(//3//)/
 SmallCap Blend                               -7.48        -3.52/(//6//)/
 SmallCap Growth                             -30.47        -26.07/(//4//)/
 SmallCap S&P 600 Index                       -4.35        -2.74/(//3//)/
 SmallCap Value                                4.29         4.94/(//5//)/




Principal Investors Fund                                               79
www.principal.com

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.




The average annual total return for the periods ending October 31, 2002 for the Institutional Class shares are as follows:

 FUND                                            1-YEAR          5-YEAR
 ----                                            ------          ------
 Balanced                                        -8.69%        -8.43/(1)/%
 Bond & Mortgage Securities                       4.76          7.03/(1)/     /
 Capital Preservation                             4.27          4.35/(2)/
 Government Securities                            5.86          7.59/(1)/
 High Quality Intermediate-Term Bond              5.56          7.77/(1)/
 High Quality Long-Term Bond                      5.81          7.89/(1)/
 High Quality Short-Term Bond                     4.29          6.60/(1)/
 International Emerging Markets                   6.03         -8.67/(1)/
 International I                                -11.60         -19.85/(1)/
 International II                               -11.58         -19.69/(//3//)/
 International SmallCap                          -9.85         -18.62/(1)/
 LargeCap Growth                                -17.50         -21.85/(1)/
 LargeCap S&P 500 Index                         -15.54         -17.35/(1)/
 LargeCap Value                                  -8.54         -10.82/(1)/
 MidCap Blend                                    -2.23         -5.43/(1)/
 MidCap Growth                                  -30.07         -33.24/(1)/
 MidCap S&P 400 Index                            -5.61         -8.25/(1)/
 MidCap Value                                     1.19         -2.15/(1)/
 Money Market                                     1.64          2.61/(1)/
 Partners LargeCap Blend                         -9.66         -11.14/(//4//)/
 Partners LargeCap Blend I                      -19.29         -20.26/(1)/    /
 Partners LargeCap Growth I                     -18.80         -23.30/(//5//)/
 Partners LargeCap Growth II                    -16.80         -24.28/(//6//)/
 Partners LargeCap Value                         -9.32         -3.91/(//3//)/
 Partners MidCap Blend                          -20.71         -19.73/(//7//)/
 Partners MidCap Growth                         -19.18         -25.37/(1)/
 Partners MidCap Value                           -0.67         -3.70/(//5//)/
 Partners SmallCap Growth I                     -30.34         -28.11/(//5//)/
 Partners SmallCap Growth II                     -8.77         -27.83/(//4//)/
 Partners SmallCap Value                         -2.72         -1.64/(//7//)/
 Preferred Securities                            3.00/(8)/
 Principal LifeTime 2010                         -3.25         -2.72/(//1//)/
 Principal LifeTime 2020                         -4.67         -4.46/(//1//)/
 Principa LifeTime 2030                          -6.63         -6.76/(//1//)/
 Principal LifeTime 2040                         -8.12         -7.36/(//1//)/
 Principal LifeTime 2050                        -10.45         -10.85/(//1//)/
 Principal Lifetime Strategic Income             -1.36         -0.64/(//1//)/ /
 Real Estate                                     10.38          8.73/(1)/
 SmallCap Blend                                  -7.34         -4.52/(1)/
 SmallCap Growth                                -30.33         -28.49/(1)/
 SmallCap S&P 600 Index                          -4.19         -5.55/(1)/
 SmallCap Value                                   4.60         -2.44/(1)/




80                                               Principal Investors Fund
                                                          1-800-547-7754

/ //(1)/ Period from February 27, 2001 (date operations commenced) through
 October 31, 2002.
/ //(2)/ Period from June15, 2001 (date operations commenced) through October
 31, 2002.
 /(3)/ Period from November 27, 2000 (date operations commenced) through October 31, 2002.
/ //(4)/ Period from November 29, 2000 (date operations commenced) through
 October 31, 2002.
/ //(5)/ Period from November 28, 2000 (date operations commenced) through
 October 31, 2002.
/ //(6)/ Period from November 30, 2000 (date operations commenced) through
 October 31, 2002.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through October
 31, 2002.
/ //(8)/ Period from May 1, 2002 (date operations commenced) through October 31,
 2002.






The average annual total return (net of CDSC) for the periods ending October 31, 2002 for the Class J Shares are as follows:

 FUND                                             1-YEAR          5-YEAR
 ----                                             ------          ------
 Balanced                                         -10.50%       -9.29/(1)/%
 Bond & Mortgage Securities                         2.86         6.21/(1)/     /
 Capital Preservation                               2.24         2.62/(2)/
 Government Securities                              3.87         6.59/(1)/
 High Quality Intermediate-Term Bond                3.21         6.54/(1)/
 High Quality Long-Term Bond                        3.11         6.45/(1)/
 High Quality Short-Term Bond                       2.34         5.62/(1)/
 International Emerging Markets                     4.17        -9.44/(1)/
 International I                                  -13.41        -20.62/(1)/
 International II                                 -13.20        -18.42/(1)/
 International SmallCap                           -11.39        -19.30/(1)/
 LargeCap Growth                                  -19.22        -22.59/(1)/
 LargeCap S&P 500 Index                           -17.14        -18.11/(1)/
 LargeCap Value                                   -10.35        -11.59/(1)/
 MidCap Blend                                      -4.00        --6.26/(1)/
 MidCap Growth                                    -31.45        -33.84/(1)/
 MidCap S&P 400 Index                              -7.45        -9.15/(1)/
 MidCap Value                                      -0.74        -2.99/(1)/
 Money Market                                      -0.32         1.68/(1)/
 Partners LargeCap Blend                          -11.35        -12.87/(1)/
 Partners LargeCap Blend I                        -20.82        -20.94/(1)/    /
 Partners LargeCap Growth I                       -20.23        -20.30/(1)/
 Partners LargeCap Growth II                      -18.43        -18.52/(1)/
 Partners LargeCap Value                          -11.03        -8.14/(1)/
 Partners MidCap Blend                            -22.17        -20.36/(//3//)/
 Partners MidCap Growth                           -20.71        -25.98/(1)/
 Partners MidCap Value                             -2.48        -5.82/(1)/
 Partners SmallCap Growth I                       -31.59        -26.64/(1)/
 Partners SmallCap Growth II                      -10.34        -19.16/(1)/
 Partners SmallCap Value                           -4.50        -2.50/(//3//)/
 Principal LifeTime 2010                           -5.11        -5.20/(2)/
 Principal LifeTime 2020                           -6.50        -7.05/(2)/
 Principal LifeTime 2030                           -8.44        -9.63/(2)/
 Principal LifeTime 2040                           -9.79        -10.12/(2)/
 Principal LifeTime 2050                          -11.87        -13.93/(2)/
 Principal Lifetime Strategic Income               -3.25        -2.94/(2)/     /
 Real Estate                                        7.88         7.53/(1)/
 SmallCap Blend                                    -9.15        -5.40/(1)/
 SmallCap Growth                                  -31.59        -29.09/(1)/
 SmallCap S&P 600 Index                            -6.10        -6.41/(1)/
 SmallCap Value                                     2.66        -1.53/(1)/




Principal Investors Fund                                               81
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


/ //(//1//)/ Period beginning February 27, 2001 and ending October 31, 2002. / //(//2//)/ Period beginning June 15, 2001 and ending October 31, 2002.
/ //(3)/ Period beginning March 1, 2001 and ending October 31, 2002.

This table shows the yield as of October 31, 2002 for the following Funds:


                                         YIELD AS OF OCTOBER 31, 2002
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Bond & Mortgage
 Securities              3.40%      3.61%      3.85%    3.92%       4.12%       3.19%
 Capital Preservation    2.65       2.83       3.14     3.02        3.40        2.40
 Government Securities   4.02       4.47       4.46     4.31        4.71        3.75
 High Quality
 Intermediate-Term
 Bond                    3.84       4.00       4.33     4.21        4.60        3.66
 High Quality
 Long-Term Bond          4.26       4.44       4.75     4.63        5.01        4.06
 High Quality
 Short-Term Bond         3.03       3.19       3.52     3.62        3.77        2.82




GENERAL INFORMATION


MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE


82                                               Principal Investors Fund
                                                          1-800-547-7754

COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements forthe Fund, except the LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners
SmallCap Blend Fund and Partners SmallCap Value Fund I, for the year ended October 31, 2002 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.


Principal Investors Fund                                               83
www.principal.com

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


84                                               Principal Investors Fund
                                                          1-800-547-7754

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


Principal Investors Fund                                               85
www.principal.com

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


86                                               Principal Investors Fund
                                                          1-800-547-7754

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.


Principal Investors Fund                                               87
www.principal.com

PART C. OTHER INFORMATION


Item 23. Exhibits.

 (a)   (1)      a.   Articles of Amendment and Restatement (filed 4/12/96)
                b.   Articles of Amendment and Restatement (filed 9/22/00)
                c.   Articles of Amendment and Restatement dated 6/14/02*

       (2)           Articles of Amendment (filed 9/12/97)

       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.   Articles Supplementary dated 4/16/02*
                d.   Articles Supplementary dated 9/25/02*

 (b)                 By-laws (filed 9/22/00)

 (c)                 N/A

 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement*

       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement
                       (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement
                        (filed 2/25/02)

       (3)           American Century Sub-Advisory Agreement (filed 12/5/00)

       (4)           Bernstein Sub-Advisory Agreement (filed 12/5/00)

       (5)           BT Sub-Advisory Agreement (filed 9/22/00)

       (6)           Federated Sub-Advisory Agreement (filed 12/5/00)

       (7)           Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)

       (8)           Morgan Stanley Sub-Advisory Agreement-PLCGI (filed
                     12/5/00)

       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement
                     (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement
                     (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement
                     (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement
                     (filed 10/12/01)

       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory
                     Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement
                     (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement
                     (filed 10/12/01)

       (11)          Turner Sub-Advisory Agreement (filed 12/5/00)

       (12)     a.   PCII Cash Management Sub-Advisory Agreement (filed
                     2/27/01)
                b.   Amendment to PCII Cash Management Sub-Advisory Agreement*

       (13)          Ark Asset Management Sub-Advisory Agreement (filed
                     2/27/01)

       (14)          Morgan Stanley Sub-Advisory Agreement - PMCB (filed
                     2/27/01)

       (15)          Spectrum Sub-Advisory Agreement (filed 04/29/02)

       (16)          UBS Global Asset Management Sub-Advisory Agreement
                     (filed 04/29/02)

       (17)          Dreyfus Sub-Advisory Agreement*

       (18)          JP Morgan Sub-Advisory Agreement*

       (19)          Principal Global Investors Sub-Advisory Agreement*

       (20)          Putnam Sub-Advisory Agreement*

       (21)          Goldman Sachs Sub-Advisory Agreement*

       (22)          Wellington Sub-Advisory Agreement*


 (e)   (1)      a.   Distribution Agreement (filed 4/12/96)
                b.   1st Amendment to the Distribution Agreement (filed
                     9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
                d.   Distribution Plan and Agreement (Select Class) *
                e.   Amended and Restated Distribution Plan and Agreement
                     (Select Class)*
                f.   Amended and Restated Distribution Plan and Agreement
                     (Advisors Select Class)*
                g.   Amended and Restated Distribution Plan and Agreement
                     (Advisors Preferred Class)*
                h.   Amended and Restated Distribution Plan and Agreement
                     (Class J)*
                i.   Amended and Restated Distribution Agreement*

       (2)           Selling Agreement (filed 6/12/01)

 (f)                 N/A

 (g)   (1)      a.   Domestic Portfolio Custodian Agreement with Bank of New
                     York (filed 4/12/96)
                b.   Domestic Funds Custodian Agreement with Bank of New York
                     (filed 12/5/00)

       (2)      a.   Global Portfolio Custodian Agreement with Chase Manhattan
                     Bank (filed 4/12/96)
                b.   Global Funds Custodian Agreement with Chase Manhattan Bank
                     (filed 12/5/00)

 (h)   (1)      a.   Transfer Agency Agreement for Class I shares (filed
                     9/22/00)
                b.   Amended & Restated Transfer Agency Agreement for Class I
                     Shares *
                c.   Transfer Agency Agreement for Class J Shares*
                d.   1st Amendment to Transfer Agency Agreement for Class J
                     Shares*
                e.   Amended and Restated Transfer Agency Agreement for Class
                     J Shares*

       (2)           Shareholder Services Agreement (filed 12/15/00)

       (3)      a.   Investment Service Agreement (filed 9/12/97)
                b.   1st Amendment to the Investment Service Agreement (filed
                     9/22/00)
                c.   Investment Service Agreement*

       (4)           Accounting Services Agreement (filed 9/22/00)

       (5)      a.   Administrative Services Agreement (filed 9/22/00)
                b.   Amended Administrative Services Agreement*

       (6)           Service Agreement (filed 9/22/00)

       (7)           Service Sub-Agreement (filed 9/22/00)

       (8)           Plan of Acquisition European Fund*

       (9)           Plan of Acquisition Pacific Basin Fund*

      (10)           Plan of Acquisition Technology Fund*

 (i)                 Legal Opinion (filed 4/12/96)

 (j)                 Consents of Auditors *

 (k)                 Financial Statements included in this Registration
                     Statement:
       (1)           Part A: None

       (2)           Part B: None

       (3)           Annual Report to Shareholders filed under Rule N-30D-1 on
                     December 30, 2002 ***

 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)

       (2)           Initial Capital Agreement-IEP (filed 9/22/00)

       (3)           Initial Capital Agreement-ICP (filed 9/22/00)

       (4-38)        Initial Capital Agreement (filed 9/22/00)

       (39)          Initial Capital Agreement *

 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/00)

       (2)           Advisors Select Plan (filed 9/22/00)

 (o)                 Rule 18f-3 Plan (filed 9/22/00)

 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)

       (2)           Invista Capital Management (filed 9/22/00)

       (3)           Principal Capital Income Investors (filed 9/22/00)

       (4)           Principal Capital Real Estate Investors (filed 9/22/00)

       (5)           Turner Investment Partners (filed 9/22/00)

       (6)           Morgan Stanley Asset Management (filed 2/27/01)

       (7)           Neuberger Berman Management  (filed 10/12/01)

       (8)           Bernstein Investment Research (filed 9/22/00)

       (9)           American Century Investment Management (filed 9/22/00)

       (10)          Federated Investment Management (filed 9/22/00)

       (11)          Ark Asset Management (filed 12/15/00)

       (12)          Spectrum Code of Ethics (filed 04/29/02)

       (13)          Putnam Code of Ethics  (filed 10/15/02)

       (14)          UBS Code of Ethics (filed 10/15/02)

       (15)          Dreyfus Code of Ethics (filed 10/15/02)

       (16)          JP Morgan Code of Ethics (filed 10/15/02)

       (17)          Goldman Sachs Code of Ethics*

       (18)          Wellington Code of Ethics*

 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          e.   Principal International Holding Company, LLC

          f. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          g. ING/Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          h. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          i. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          j. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          k. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          l. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          m.   Principal International de Chile, S.A. (Chile) a holding company.

          n. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          c. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group,LLC (Delaware) a limited liability company engaged in marketing products for companies of the Principal Financial Group, Inc.

          b. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          f. Executive Benefit Services, Inc. (North Carolina) marketing, sales and administration of executive employee benefit services.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 30.95% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on December 26, 2002.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.77% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.46% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 28.46% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal International Fund, Inc. (a Maryland Corporation) 24.28% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 4.33% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 3.46% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 3.45% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 16.51% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 15.90% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 8.51% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 31.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 26.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               20.21% of shares outstanding of the Balanced Fund,
               0.56% of shares outstanding of the Bond & Mortgage Securitites Fund,
               32.18% of shares outstanding of the Capital Preservation Fund, 0.91% of shares outstanding of the Governement Securities Fund,
               30.58%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               38.92% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.83% of shares outstanding of the High Quality Short-Term Bond Fund,
               48.75% of shares outstanding of the International Emerging Markets Fund,
               20.94% of shares outstanding of the International Fund I, 0.68% of shares outstanding of the International Fund II, 42.34% of shares outstanding of the International SmallCap Fund, 43.49% of shares outstanding of the LargeCap Growth Fund, 2.69% of shares outstanding of the LargeCap S&P 500 Index Fund, 41.32% of shares outstanding of the LargeCap Value Fund, 0.38% of shares outstanding of the Principal LifeTime 2010 Fund, 0.29% of shares outstanding of the Principal LifeTime 2020 Fund, 0.38% of shares outstanding of the Principal LifeTime 2030 Fund, 0.77% of shares outstanding of the Principal LifeTime 2040 Fund, 1.94% of shares outstanding of the Principal LifeTime 2050 Fund, 1.01% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               27.21% of shares outstanding of the MidCap Blend Fund, 11.83% of shares outstanding of the MidCap Growth Fund, 25.99% of shares outstanding of the MidCap S&P 400 Index Fund, 0.59% of shares outstanding of the MidCap Value Fund, 0.37% of shares outstanding of the Money Market Fund, 2.02% of shares outstanding of the Partners LargeCap Blend Fund, 25.01% of shares outstanding of the Partners LargeCap Blend
               Fund I
               0.65% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               43.26% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.64% of shares outstanding of the Partners LargeCap Value Fund, 31.48% of shares outstanding of the Partners MidCap Blend Fund, 24.01% of shares outstanding of the Partners MidCap Growth Fund, 18.37% of shares outstanding of the Partners MidCap Value Fund, 2.26% of shares outstanding of the Partners SmallCap Growth Fund I,
               2.11% of shares outstanding of the Partners SmallCap Growth Fund II,
               2.90% of shares outstanding of the Partners SmallCap Value Fund, 0.92% of shares outstanding of the Preferred Securities Fund, 11.58% of shares outstanding of the Real Estate Fund, 20.54% of shares outstanding of the SmallCap Blend Fund, 24.21% of shares outstanding of the SmallCap Growth Fund, 0.82% of shares outstanding of the SmallCap S&P 600 Index Fund, 16.91% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 26, 2002.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on December 26, 2002: Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (f/k/a Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          b. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          c.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          d. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          e.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          g. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          h. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          d. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          e. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          g. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          h.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          i.   Principal        Delaware       Name       Holding       Company,
               Inc.(Delaware) a corporation which is currently inactive.

          j. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          n. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker.

          o. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          p. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          q. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          r. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          s. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          t. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Iowa) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiary wholly-owned by Executive Benefit Services, Inc.:

          a.    Executive Broker Dealers Services, LLC

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          b. IDBI-Principal Trustee Company Limited (India) a trustee for mutual funds.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd.

          a.   BT Financial Group Pty Ltd. (Australia) a holding company.

          Subsidiary  wholly-owned by BT Financial Group PTY Ltd.:

          a.   BT  Investments   (Australia)   Limited  a  company   engaged  in
               institutional and retail money management.


          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a. BT Australia (Holdings) Pty Ltd (Australia) a commercial and investment banking and asset management company.


          Subsidiary wholly-owned by BT Australia (Holdings) Pty Ltd:

          a. BT Australia Pty Ltd. (Australia) a company engaged in asset management and trustee/administrative activities.

          Subsidiaries wholly-owned by BT Australia PTY Ltd.:

          a. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          b. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          c. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          d. Principal Capital Global Investors Limited dba BT Fund Management (Australia) a company who manages international funds (New Zealand, Singapore, Asia, North America and and United Kingdom).

          e. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          f.   QV1 Pty Limited an Australia company.

          g. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          h. BT Wealth Management Pty Ltd (Australia) A company which is a financial advisory service provider.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          c. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          Subsidiaries wholly-owned by BT Funds Management Limited

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          c. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a.   BT Funds Management (NZ) Limited a New Zealand funds manager.


          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Tanner Administradora De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   Michael T. Daley             Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Product
   Development

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   John R. Lepley               Same              Senior Vice President -
   Senior Vice President -                        Marketing & Distribution
   Marketing & Distribution                       Princor Financial Services
                                                  Corporation

  *Layne A. Rasmussen           Same              See Part B
   Controller -
   Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

  *Kirk L. Tibbetts             Same              See Part B
   Senior Vice President &
   Chief Financial Officer

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of Investment Products
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.


Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 30th day of December, 2002.


                                      Principal Investors Fund, Inc.

                                                  (Registrant)



                                       By          /s/ R. C. Eucher
                                          ______________________________________
                                                  R. C. Eucher
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director      December 30, 2002
R. C. Eucher                       (Principal Executive        _________________
                                   Officer)


   (L. D. Zimpleman)*
_____________________________      Director and                December 30, 2002
L. D. Zimpleman                    Chairman of the Board       _________________


/s/K. L. Tibbetts
_____________________________      Senior Vice President and   December 30, 2002
K. L. Tibbetts                     Chief Financial Officer     _________________
                                   (Principal Financial
                                   and Accounting Officer)


   (J. D. Davis)*
_____________________________      Director                    December 30, 2002
J. D. Davis                                                    _________________


   (P. A. Ferguson)*
_____________________________      Director                    December 30, 2002
P. A. Ferguson                                                 _________________


   (R. W. Gilbert)*
_____________________________      Director                    December 30, 2002
R. W. Gilbert                                                  _________________


   (W. C. Kimball)*
_____________________________      Director                    December 30, 2002
W. C. Kimball                                                  _________________


   (B. A. Lukavsky)*
_____________________________      Director                    December 30, 2002
B. A. Lukavsky                                                 _________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included